UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09255

Allspring Variable Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 6 of its series:

Allspring VT Discovery Fund, Allspring VT Index Asset Allocation Fund, Allspring VT International Equity Fund, Allspring VT Omega Growth Fund, Allspring VT Opportunity Fund and Allspring VT Small Cap Growth Fund.

Date of reporting period: June 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report
June 30, 2022
Allspring VT Discovery Fund

The views expressed and any forward-looking statements are as of June 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring VT Discovery Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring VT Discovery Fund for the six-month period that ended June 30, 2022. Globally, stocks experienced heightened volatility through the period as the global economy faced multiple challenges. Bonds also had poor performance during a difficult period, with major fixed income indexes all down for the six-month period.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were more than offset by the highest rate of inflation in four decades, concerns about aggressive central bank rate hikes, more highly contagious COVID-19 variants, and the Russia-Ukraine war. The impact of already-significant supply chain disruptions was made worse by China’s COVID-19 lockdowns.
For the six-month period, U.S. large-cap stocks, non-U.S. developed market equities, and emerging market stocks had substantial losses. Returns by fixed income securities were negative as rising inflation posed ongoing challenges. For the period, U.S. stocks, based on the S&P 500 Index,1 returned -19.96%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -18.42%, while the MSCI EM Index (Net) (USD),3 lost 17.63%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -10.35%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 lost 16.49%, the Bloomberg Municipal Bond Index,6 lost 8.98%, and the ICE BofA U.S. High Yield Index,7 fell 14.04%.
Rising inflation, COVID, and the Russian invasion of Ukraine drove market performance.
The 2022 calendar year began with a focus on potential U.S. interest rate hikes and the Russia-Ukraine conflict. In response to rising inflation, the U.S. Federal Reserve (Fed) hinted that a March rate hike was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Meanwhile, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring VT Discovery Fund

Letter to shareholders (unaudited)
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodity markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and indications of growth.
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak, creating a global ripple effect that compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Fed monetary tightening moves.
Market volatility continued in May, although markets recovered ground late in the month. Value stocks continued to outperform growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that exacerbated high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with broad expectations of multiple rate hikes to come. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. The U.S. recorded a 3.6% unemployment rate, although labor market participation remained low. U.S. retail sales increased for the fourth consecutive month in April, indicating continued consumer resilience.
A historically bad year in financial markets continued in June with stocks posting further losses enroute to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the same factors that have been at play: rising global inflation and fears of recession as central banks increase rates to try to curb inflation, which climbed above 9% in June in the U.S. The Fed raised its short-term rate by another 0.75% in June, ending the month at a 1.50%–1.75% range. Meanwhile, U.S. economic data remained relatively robust as the U.S. unemployment rate held steady at 3.6% and the housing market was only marginally affected, so far, by sharply higher mortgage rates.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodity markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”
“ A historically bad year in financial markets continued in June with stocks posting further losses enroute to their worst first half of a year in 50 years.”

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Allspring VT Discovery Fund  |  3

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and has had severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Updates” for further information.

4  |  Allspring VT Discovery Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael T. Smith, CFA®‡, Christopher J. Warner, CFA®‡

Average annual total returns (%) as of June 30, 2022
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Class 2	5-8-1992	-43.43	6.22	9.67	1.13	1.13
Russell 2500™ Growth Index[3]	–	-31.81	7.53	10.88	–	–
Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If these fees and expenses had been reflected, performance would have been lower.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through April 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.15% for Class 2 shares. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.
[3]	The Russell 2500® Growth Index measures the performance of those Russell 2500 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.
Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring VT Discovery Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of June 30, 2022[1]
Teledyne Technologies Incorporated	3.15
Casella Waste Systems Incorporated Class A	2.75
WNS Holdings Limited ADR	2.53
Shockwave Medical Incorporated	2.33
Bio-Techne Corporation	2.29
Five9 Incorporated	2.25
Globant SA	2.19
Rexford Industrial Realty Incorporated	2.14
Novanta Incorporated	2.12
Axon Enterprise Incorporated	2.03
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of June 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring VT Discovery Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.
	Beginning account value 1-1-2022	Ending account value 6-30-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class 2
Actual	$1,000.00	$ 606.22	$4.54	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.71	1.14%
1 Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8  |  Allspring VT Discovery Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Common stocks: 95.37%
Communication services: 7.28%
Entertainment: 2.62%
Liberty Media Corporation †	20,200	$ 1,282,094
Roku Incorporated †	7,600	624,264
Warner Music Group Corporation Class A	61,300	1,493,268
		3,399,626
Interactive media & services: 4.66%
Bumble Incorporated Class A †	72,400	2,038,060
IAC/InterActiveCorp †	26,272	1,995,884
ZoomInfo Technologies Incorporated †	60,900	2,024,316
		6,058,260
Consumer discretionary: 10.65%
Diversified consumer services: 1.14%
Mister Car Wash Incorporated †«	136,230	1,482,182
Hotels, restaurants & leisure: 4.62%
Chipotle Mexican Grill Incorporated †	2,000	2,614,520
Domino's Pizza Incorporated	2,794	1,088,850
Hyatt Hotels Corporation Class A †	9,700	716,927
Wingstop Incorporated	21,100	1,577,647
		5,997,944
Internet & direct marketing retail: 2.54%
Global-E Online Limited †	67,800	1,367,526
MercadoLibre Incorporated †	3,043	1,937,995
		3,305,521
Leisure products: 1.44%
Callaway Golf Company †	91,910	1,874,964
Textiles, apparel & luxury goods: 0.91%
On Holding AG Class A †«	66,600	1,178,154
Financials: 3.25%
Banks: 0.58%
Silvergate Capital Corporation Class A †	14,000	749,420
Capital markets: 1.69%
MarketAxess Holdings Incorporated	8,600	2,201,686
Insurance: 0.98%
Goosehead Insurance Incorporated Class A	27,746	1,267,160
Health care: 24.00%
Biotechnology: 3.35%
Ascendis Pharma AS ADR †	10,448	971,246
CRISPR Therapeutics AG †«	11,427	694,419
Horizon Therapeutics plc †	10,700	853,432
Mirati Therapeutics Incorporated †	10,500	704,865
The accompanying notes are an integral part of these financial statements.

Allspring VT Discovery Fund  |  9

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Biotechnology (continued)
Sarepta Therapeutics Incorporated †	9,100	$ 682,136
Zentalis Pharmaceuticals Incorporated †	15,900	446,790
		4,352,888
Health care equipment & supplies: 10.48%
Abiomed Incorporated †	6,700	1,658,317
DexCom Incorporated †	23,600	1,758,908
Heska Corporation †	8,032	759,104
ICU Medical Incorporated †	7,700	1,265,803
Inari Medical Incorporated †	34,900	2,372,851
Insulet Corporation †	8,199	1,786,890
iRhythm Technologies Incorporated †	9,100	983,073
Shockwave Medical Incorporated †	15,852	3,030,427
		13,615,373
Health care providers & services: 3.14%
Amedisys Incorporated †	17,454	1,834,764
Option Care Health Incorporated †	80,900	2,248,211
		4,082,975
Health care technology: 1.61%
Inspire Medical Systems Incorporated †	11,400	2,082,438
Life sciences tools & services: 5.42%
Azenta Incorporated	28,200	2,033,220
Bio-Rad Laboratories Incorporated Class A †	4,100	2,029,500
Bio-Techne Corporation	8,600	2,981,104
		7,043,824
Industrials: 17.12%
Aerospace & defense: 2.03%
Axon Enterprise Incorporated †	28,300	2,636,711
Building products: 2.72%
Advanced Drainage Systems Incorporated	24,400	2,197,708
Trex Company Incorporated †	24,400	1,327,848
		3,525,556
Commercial services & supplies: 6.08%
Casella Waste Systems Incorporated Class A †	49,119	3,569,969
Rollins Incorporated	58,400	2,039,328
Tetra Tech Incorporated	16,800	2,294,040
		7,903,337
Electrical equipment: 1.44%
Generac Holdings Incorporated †	8,900	1,874,162
Professional services: 1.02%
Clarivate plc †	95,111	1,318,238
Road & rail: 1.95%
Saia Incorporated †	13,500	2,538,000
Trading companies & distributors: 1.88%
SiteOne Landscape Supply Incorporated †	20,561	2,444,086
The accompanying notes are an integral part of these financial statements.

10  |  Allspring VT Discovery Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Information technology: 29.09%
Electronic equipment, instruments & components: 6.40%
Cognex Corporation	34,600	$ 1,471,192
Novanta Incorporated †	22,700	2,752,829
Teledyne Technologies Incorporated †	10,900	4,088,699
		8,312,720
IT services: 7.86%
Globant SA †	16,400	2,853,600
Marqeta Incorporated Class A †	131,300	1,064,843
MongoDB Incorporated †	9,500	2,465,250
StoneCo Limited Class A †	70,619	543,766
WNS Holdings Limited ADR †	44,000	3,284,162
		10,211,621
Semiconductors & semiconductor equipment: 3.96%
Enphase Energy Incorporated †	13,300	2,596,692
Impinj Incorporated †	27,800	1,631,026
MKS Instruments Incorporated	8,900	913,407
		5,141,125
Software: 10.87%
Bill.com Holdings Incorporated †	22,066	2,425,936
Black Knight Incorporated †	19,400	1,268,566
CCC Intelligent Solutions †	115,700	1,064,440
Crowdstrike Holdings Incorporated Class A †	14,100	2,376,696
Five9 Incorporated †	32,100	2,925,594
HubSpot Incorporated †	4,700	1,413,055
Lightspeed Commerce Incorporated †«	60,800	1,355,840
Olo Incorporated Class A †	131,600	1,298,892
		14,129,019
Real estate: 3.98%
Equity REITs: 3.98%
Equity Lifestyle Properties Incorporated	33,945	2,392,104
Rexford Industrial Realty Incorporated	48,400	2,787,356
		5,179,460
Total Common stocks (Cost $150,516,318)		123,906,450

		Yield
Short-term investments: 7.05%
Investment companies: 7.05%
Allspring Government Money Market Fund Select Class ♠∞		1.26%	5,941,418	5,941,418
Securities Lending Cash Investments LLC ♠∩∞		1.56	3,211,925	3,211,925
Total Short-term investments (Cost $9,153,343)				9,153,343
Total investments in securities (Cost $159,669,661)	102.42%			133,059,793
Other assets and liabilities, net	(2.42)			(3,143,484)
Total net assets	100.00%			$129,916,309

The accompanying notes are an integral part of these financial statements.

Allspring VT Discovery Fund  |  11

Portfolio of investments—June 30, 2022 (unaudited)

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$ 2,530,623	$21,752,013	$(18,341,218)	$0	$0	$ 5,941,418	5,941,418	$ 7,226
Securities Lending Cash Investments LLC	11,352,850	23,409,290	(31,550,215)	0	0	3,211,925	3,211,925	4,915 #
				$0	$0	$9,153,343		$12,141

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring VT Discovery Fund

Statement of assets and liabilities—June 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $3,125,234 of securities loaned), at value (cost $150,516,318)	$ 123,906,450
Investments in affiliated securities, at value (cost $9,153,343)	9,153,343
Receivable for investments sold	444,884
Receivable for Fund shares sold	128,212
Receivable for dividends	33,371
Receivable for securities lending income, net	1,342
Prepaid expenses and other assets	1,891
Total assets	133,669,493
Liabilities
Payable upon receipt of securities loaned	3,211,925
Payable for investments purchased	357,492
Management fee payable	80,110
Payable for Fund shares redeemed	34,184
Distribution fee payable	27,211
Administration fee payable	8,751
Trustees’ fees and expenses payable	2,317
Accrued expenses and other liabilities	31,194
Total liabilities	3,753,184
Total net assets	$129,916,309
Net assets consist of
Paid-in capital	$ 106,550,957
Total distributable earnings	23,365,352
Total net assets	$129,916,309
Computation of net asset value per share
Net assets – Class 2	$ 129,916,309
Share outstanding – Class 2[1]	5,013,661
Net asset value per share – Class 2	$25.91
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

Allspring VT Discovery Fund  |  13

Statement of operations—six months ended June 30, 2022 (unaudited)

Investment income
Dividends	$ 109,334
Securities lending income (including from affiliate), net	7,989
Income from affiliated securities	7,226
Total investment income	124,549
Expenses
Management fee	591,979
Administration fee – Class 2	63,144
Distribution fee – Class 2	191,418
Custody and accounting fees	10,678
Professional fees	23,337
Shareholder report expenses	14,518
Trustees’ fees and expenses	10,122
Other fees and expenses	2,654
Total expenses	907,850
Less: Fee waivers and/or expense reimbursements
Fund-level	(5,234)
Net expenses	902,616
Net investment loss	(778,067)
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(240,911)
Net change in unrealized gains (losses) on investments	(84,928,744)
Net realized and unrealized gains (losses) on investments	(85,169,655)
Net decrease in net assets resulting from operations	$(85,947,722)
The accompanying notes are an integral part of these financial statements.

14  |  Allspring VT Discovery Fund

Statement of changes in net assets

	Six months ended June 30, 2022 (unaudited)		Year ended December 31, 2021
Operations
Net investment loss		$ (778,067)		$ (2,490,339)
Net realized gains (losses) on investments		(240,911)		51,123,731
Net change in unrealized gains (losses) on investments		(84,928,744)		(60,409,976)
Net decrease in net assets resulting from operations		(85,947,722)		(11,776,584)
Distributions to shareholders from
Net investment income and net realized gains – Class 2		0		(17,942,862)
Capital share transactions	Shares		Shares
Proceeds from shares sold – Class 2	266,127	8,446,166	455,338	21,604,014
Reinvestment of distributions – Class 2	0	0	410,216	17,942,862
Payment for shares redeemed – Class 2	(418,964)	(13,405,015)	(952,059)	(44,958,194)
Net decrease in net assets resulting from capital share transactions		(4,958,849)		(5,411,318)
Total decrease in net assets		(90,906,571)		(35,130,764)
Net assets
Beginning of period		220,822,880		255,953,644
End of period		$129,916,309		$220,822,880
The accompanying notes are an integral part of these financial statements.

Allspring VT Discovery Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended December 31
Class 2	Six months ended June 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$42.74	$48.73	$32.85	$26.14	$31.74	$25.91
Net investment loss	(0.16)	(0.48)	(0.34)	(0.25)	(0.17)	(0.20)
Net realized and unrealized gains (losses) on investments	(16.67)	(1.89)	19.54	10.47	(1.39)	7.60
Total from investment operations	(16.83)	(2.37)	19.20	10.22	(1.56)	7.40
Distributions to shareholders from
Net realized gains	0.00	(3.62)	(3.32)	(3.51)	(4.04)	(1.57)
Net asset value, end of period	$25.91	$42.74	$48.73	$32.85	$26.14	$31.74
Total return[1]	(39.38)%	(5.04)%	62.65%	39.02%	(7.06)%	29.13%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.13%	1.14%	1.16%	1.16%	1.16%
Net expenses	1.14%	1.13%	1.14%	1.15%	1.15%	1.15%
Net investment loss	(0.99)%	(1.03)%	(0.93)%	(0.79)%	(0.55)%	(0.68)%
Supplemental data
Portfolio turnover rate	24%	57%	47%	71%	60%	75%
Net assets, end of period (000s omitted)	$129,916	$220,823	$255,954	$168,489	$125,806	$145,175

[1]	Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring VT Discovery Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Variable Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Discovery Fund (the "Fund") which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in securities lending income (including from affiliate) (net of fees and rebates) on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or

Allspring VT Discovery Fund  |  17

Notes to financial statements (unaudited)
costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2022, the aggregate cost of all investments for federal income tax purposes was $159,010,644 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 15,867,399
Gross unrealized losses	(41,818,250)
Net unrealized losses	$(25,950,851)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

18  |  Allspring VT Discovery Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 9,457,886	$0	$0	$ 9,457,886
Consumer discretionary	13,838,765	0	0	13,838,765
Financials	4,218,266	0	0	4,218,266
Health care	31,177,498	0	0	31,177,498
Industrials	22,240,090	0	0	22,240,090
Information technology	37,794,485	0	0	37,794,485
Real estate	5,179,460	0	0	5,179,460
Short-term investments
Investment companies	9,153,343	0	0	9,153,343
Total assets	$133,059,793	$0	$0	$133,059,793
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.700
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $5 billion	0.590
Over $10 billion	0.580
For the six months ended June 30, 2022, the management fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

Allspring VT Discovery Fund  |  19

Notes to financial statements (unaudited)
Administration fee
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of Class 2 shares.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed through April 30, 2023 to waive fees and/or reimburse management and administration fees to the extent necessary to cap the Fund’s expenses at 1.15% for Class 2 shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2022 were $39,156,569 and $49,358,666, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of June 30, 2022, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
BNP Paribas Securities Corporation	$816,102	$(816,102)	0
JPMorgan Securities LLC	911,540	(911,540)	0
Morgan Stanley & Co. LLC	764,556	(764,556)	0
UBS AG	633,036	(633,036)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust, Allspring Master Trust and Allspring Funds Trust (excluding the money market funds) are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such

20  |  Allspring VT Discovery Fund

Notes to financial statements (unaudited)
as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% (0.25% prior to June 7, 2022) of the unused balance is allocated to each participating fund.
For the six months ended June 30, 2022, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology and healthcare sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring VT Discovery Fund  |  21

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-260-5969, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

22  |  Allspring VT Discovery Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 136 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring VT Discovery Fund  |  23

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

24  |  Allspring VT Discovery Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring VT Discovery Fund  |  25

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Variable Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Fund, which is reasonably designed to assess and manage the Fund's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund's investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Funds were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

26  |  Allspring VT Discovery Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-260-5969 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0722-00680 08-22
SVT1/SAR138 06-22

Semi-Annual Report
June 30, 2022
Allspring
VT Index Asset Allocation Fund

The views expressed and any forward-looking statements are as of June 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring VT Index Asset Allocation Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring VT Index Asset Allocation Fund for the six-month period that ended June 30, 2022. Globally, stocks experienced heightened volatility through the period as the global economy faced multiple challenges. Bonds also had poor performance during a difficult period, with major fixed income indexes all down for the six-month period.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were more than offset by the highest rate of inflation in four decades, concerns about aggressive central bank rate hikes, more highly contagious COVID-19 variants, and the Russia-Ukraine war. The impact of already-significant supply chain disruptions was made worse by China’s COVID-19 lockdowns.
For the six-month period, U.S. large-cap stocks, non-U.S. developed market equities, and emerging market stocks had substantial losses. Returns by fixed income securities were negative as rising inflation posed ongoing challenges. For the period, U.S. stocks, based on the S&P 500 Index,1 returned -19.96%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -18.42%, while the MSCI EM Index (Net) (USD),3 lost 17.63%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -10.35%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 lost 16.49%, the Bloomberg Municipal Bond Index,6 lost 8.98%, and the ICE BofA U.S. High Yield Index,7 fell 14.04%.
Rising inflation, COVID, and the Russian invasion of Ukraine drove market performance.
The 2022 calendar year began with a focus on potential U.S. interest rate hikes and the Russia-Ukraine conflict. In response to rising inflation, the U.S. Federal Reserve (Fed) hinted that a March rate hike was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Meanwhile, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring VT Index Asset Allocation Fund

Letter to shareholders (unaudited)
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodity markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and indications of growth.
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak, creating a global ripple effect that compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Fed monetary tightening moves.
Market volatility continued in May, although markets recovered ground late in the month. Value stocks continued to outperform growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that exacerbated high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with broad expectations of multiple rate hikes to come. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. The U.S. recorded a 3.6% unemployment rate, although labor market participation remained low. U.S. retail sales increased for the fourth consecutive month in April, indicating continued consumer resilience.
A historically bad year in financial markets continued in June with stocks posting further losses enroute to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the same factors that have been at play: rising global inflation and fears of recession as central banks increase rates to try to curb inflation, which climbed above 9% in June in the U.S. The Fed raised its short-term rate by another 0.75% in June, ending the month at a 1.50%–1.75% range. Meanwhile, U.S. economic data remained relatively robust as the U.S. unemployment rate held steady at 3.6% and the housing market was only marginally affected, so far, by sharply higher mortgage rates.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodity markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”
“ A historically bad year in financial markets continued in June with stocks posting further losses enroute to their worst first half of a year in 50 years.”

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Allspring VT Index Asset Allocation Fund  |  3

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and has had severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Updates” for further information.

4  |  Allspring VT Index Asset Allocation Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA®, FRM‡, Manjunath Boraiah†, Petros N. Bocray, CFA®, FRM‡, John R. Campbell, CFA®‡†, Travis L. Keshemberg, CFA®, CIPM, FRM‡#, David Neal, CFA®‡†, Nick Toporkov, Ph.D., CFA®‡†, Robert M. Wicentowski, CFA®‡†, Limin Xiao, Ph.D., CFA®‡†

Average annual total returns (%) as of June 30, 2022
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Class 2	4-15-1994	-10.63	6.97	9.00	1.13	1.00
Index Asset Allocation Blended Index[3]	–	-9.66	7.38	8.74	–	–
Bloomberg U.S. Treasury Index[4]	–	-8.90	0.74	1.01	–	–
S&P 500 Index[5]	–	-10.62	11.31	12.96	–	–
Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If these fees and expenses had been reflected, performance would have been lower.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through April 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.00% for Class 2 shares. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.
[3]	Source: Allspring Funds Management, LLC. Index Asset Allocation Blended Index is composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury Index. Prior to April 1, 2015, the Index Asset Allocation Blended Index was composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury 20+ Year Index. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Treasury Index is an unmanaged index of prices of U.S. Treasury bonds with maturities of 1 to 30 years. You cannot invest directly in an index.
[5]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.
Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
#	Mr. Keshemberg became a portfolio manager of the Fund on March 24, 2022.
†	Mr. Boraiah, Mr Campbell, Mr. Neal, Mr. Toporkov, Mr. Wicentowski and Ms. Xiao became portfolio managers of the Fund on June 10, 2022.

6  |  Allspring VT Index Asset Allocation Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of June 30, 2022[1]
Apple Incorporated	3.88
Microsoft Corporation	3.54
Amazon.com Incorporated	1.71
Alphabet Incorporated Class A	1.21
Alphabet Incorporated Class C	1.11
Tesla Motors Incorporated	1.04
Berkshire Hathaway Incorporated Class B	0.91
UnitedHealth Group Incorporated	0.89
Johnson & Johnson	0.86
NVIDIA Corporation	0.70
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of June 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.
Allocation (%) as of June 30, 2022
	Neutral allocation	Effective allocation[1]
Stocks	60	54
Bonds	40	50
Effective Cash	0	(4)
[1]	Effective allocation reflects the effect of the tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. Effective allocations are subject to change and may have changed since the date specified.

Allspring VT Index Asset Allocation Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.
	Beginning account value 1-1-2022	Ending account value 6-30-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class 2
Actual	$1,000.00	$ 834.63	$4.55	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%
1 Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Common stocks: 58.83%
Communication services: 5.22%
Diversified telecommunication services: 0.69%
AT&T Incorporated	8,671	$ 181,744
Lumen Technologies Incorporated	1,126	12,285
Verizon Communications Incorporated	5,087	258,165
		452,194
Entertainment: 0.75%
Activision Blizzard Incorporated	947	73,733
Electronic Arts Incorporated	341	41,483
Live Nation Entertainment Incorporated †	166	13,708
Netflix Incorporated †	538	94,080
Take-Two Interactive Software Incorporated †	191	23,403
The Walt Disney Company †	2,206	208,246
Warner Bros. Discovery Incorporated †	2,675	35,899
		490,552
Interactive media & services: 3.09%
Alphabet Incorporated Class A †	364	793,251
Alphabet Incorporated Class C †	334	730,608
Match Group Incorporated †	346	24,113
Meta Platforms Incorporated Class A †	2,778	447,953
Twitter Incorporated †	924	34,548
		2,030,473
Media: 0.54%
Charter Communications Incorporated Class A †	140	65,594
Comcast Corporation Class A	5,415	212,485
DISH Network Corporation Class A †	304	5,451
Fox Corporation Class A	378	12,156
Fox Corporation Class B	175	5,198
Interpublic Group of Companies Incorporated	477	13,132
News Corporation Class A	471	7,338
News Corporation Class B	146	2,320
Omnicom Group Incorporated	249	15,839
ViacomCBS Incorporated Class B	737	18,189
		357,702
Wireless telecommunication services: 0.15%
T-Mobile US Incorporated †	714	96,062
Consumer discretionary: 6.20%
Auto components: 0.06%
Aptiv plc †	328	29,215
BorgWarner Incorporated	290	9,677
		38,892
Automobiles: 1.21%
Ford Motor Company	4,783	53,235
General Motors Company †	1,766	56,088
Tesla Motors Incorporated †	1,016	684,195
		793,518
The accompanying notes are an integral part of these financial statements.

Allspring VT Index Asset Allocation Fund  |  9

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Distributors: 0.09%
Genuine Parts Company	171	$ 22,743
LKQ Corporation	315	15,463
Pool Corporation	49	17,210
		55,416
Hotels, restaurants & leisure: 1.07%
Booking Holdings Incorporated †	49	85,701
Caesars Entertainment Incorporated †	260	9,958
Carnival Corporation †	983	8,503
Chipotle Mexican Grill Incorporated †	34	44,447
Darden Restaurants Incorporated	151	17,081
Domino's Pizza Incorporated	44	17,147
Expedia Group Incorporated †	184	17,449
Hilton Worldwide Holdings Incorporated	337	37,555
Las Vegas Sands Corporation †	416	13,973
Marriott International Incorporated Class A	333	45,291
McDonald's Corporation	896	221,204
MGM Resorts International	428	12,391
Norwegian Cruise Line Holdings Limited †	508	5,649
Penn National Gaming Incorporated †	198	6,023
Royal Caribbean Cruises Limited †	272	9,496
Starbucks Corporation	1,389	106,106
Wynn Resorts Limited †	128	7,293
Yum! Brands Incorporated	345	39,161
		704,428
Household durables: 0.18%
D.R. Horton Incorporated	388	25,682
Garmin Limited	185	18,176
Lennar Corporation Class A	313	22,088
Mohawk Industries Incorporated †	62	7,694
Newell Rubbermaid Incorporated	446	8,492
NVR Incorporated †	4	16,017
PulteGroup Incorporated	288	11,413
Whirlpool Corporation	68	10,531
		120,093
Internet & direct marketing retail: 1.77%
Amazon.com Incorporated †	10,598	1,125,614
eBay Incorporated	678	28,252
Etsy Incorporated †	154	11,274
		1,165,140
Leisure products: 0.02%
Hasbro Incorporated	159	13,019
Multiline retail: 0.29%
Dollar General Corporation	277	67,987
Dollar Tree Incorporated †	273	42,547
Target Corporation	560	79,089
		189,623
Specialty retail: 1.22%
Advance Auto Parts Incorporated	74	12,809
AutoZone Incorporated †	24	51,579
The accompanying notes are an integral part of these financial statements.

10  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Specialty retail (continued)
Bath & Body Works Incorporated	289	$ 7,780
Best Buy Company Incorporated	245	15,972
CarMax Incorporated †	194	17,553
Lowe's Companies Incorporated	801	139,911
O'Reilly Automotive Incorporated †	80	50,541
Ross Stores Incorporated	426	29,918
The Home Depot Incorporated	1,252	343,386
The TJX Companies Incorporated	1,422	79,419
Tractor Supply Company	136	26,364
Ulta Beauty Incorporated †	63	24,285
		799,517
Textiles, apparel & luxury goods: 0.29%
Nike Incorporated Class B	1,537	157,081
PVH Corporation	82	4,666
Ralph Lauren Corporation	56	5,020
Tapestry Incorporated	305	9,309
VF Corporation	391	17,270
		193,346
Consumer staples: 4.11%
Beverages: 1.10%
Brown-Forman Corporation Class B	221	15,505
Constellation Brands Incorporated Class A	197	45,913
Keurig Dr. Pepper Incorporated	893	31,603
Molson Coors Brewing Company Class B	228	12,428
Monster Beverage Corporation †	455	42,179
PepsiCo Incorporated	1,675	279,156
The Coca-Cola Company	4,725	297,250
		724,034
Food & staples retailing: 0.89%
Costco Wholesale Corporation	537	257,373
Sysco Corporation	617	52,266
The Kroger Company	795	37,627
Walgreens Boots Alliance Incorporated	868	32,897
Walmart Incorporated	1,700	206,686
		586,849
Food products: 0.67%
Archer Daniels Midland Company	682	52,923
Campbell Soup Company	245	11,772
ConAgra Foods Incorporated	581	19,893
General Mills Incorporated	729	55,003
Hormel Foods Corporation	343	16,244
Kellogg Company	307	21,901
Lamb Weston Holdings Incorporated	175	12,506
McCormick & Company Incorporated	303	25,225
Mondelez International Incorporated Class A	1,676	104,063
The Hershey Company	177	38,083
The J.M. Smucker Company	131	16,769
The Kraft Heinz Company	860	32,800
Tyson Foods Incorporated Class A	353	30,379
		437,561
The accompanying notes are an integral part of these financial statements.

Allspring VT Index Asset Allocation Fund  |  11

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Household products: 0.92%
Church & Dwight Company Incorporated	294	$ 27,242
Colgate-Palmolive Company	1,015	81,342
Kimberly-Clark Corporation	408	55,141
The Clorox Company	149	21,006
The Procter & Gamble Company	2,906	417,854
		602,585
Personal products: 0.11%
The Estee Lauder Companies Incorporated Class A	281	71,562
Tobacco: 0.42%
Altria Group Incorporated	2,193	91,602
Philip Morris International Incorporated	1,877	185,335
		276,937
Energy: 2.56%
Energy equipment & services: 0.19%
Baker Hughes Incorporated	1,133	32,710
Halliburton Company	1,092	34,245
Schlumberger Limited	1,712	61,221
		128,176
Oil, gas & consumable fuels: 2.37%
APA Corporation	410	14,309
Chevron Corporation	2,380	344,576
ConocoPhillips	1,567	140,732
Coterra Energy Incorporated	976	25,171
Devon Energy Corporation	743	40,947
Diamondback Energy Incorporated	202	24,472
EOG Resources Incorporated	709	78,302
Exxon Mobil Corporation	5,102	436,935
Hess Corporation	336	35,596
Kinder Morgan Incorporated	2,362	39,587
Marathon Oil Corporation	857	19,265
Marathon Petroleum Corporation	655	53,848
Occidental Petroleum Corporation	1,078	63,473
ONEOK Incorporated	541	30,026
Phillips 66	583	47,800
Pioneer Natural Resources Company	273	60,901
The Williams Companies Incorporated	1,475	46,035
Valero Energy Corporation	494	52,502
		1,554,477
Financials: 6.38%
Banks: 2.17%
Bank of America Corporation	8,587	267,313
Citigroup Incorporated	2,352	108,168
Citizens Financial Group Incorporated	594	21,200
Comerica Incorporated	158	11,594
Fifth Third Bancorp	831	27,922
First Republic Bank	217	31,291
Huntington Bancshares Incorporated	1,743	20,968
JPMorgan Chase & Company	3,557	400,554
KeyCorp	1,129	19,453
The accompanying notes are an integral part of these financial statements.

12  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Banks (continued)
M&T Bank Corporation	217	$ 34,588
PNC Financial Services Group Incorporated	501	79,043
Regions Financial Corporation	1,132	21,225
Signature Bank	76	13,620
SVB Financial Group †	71	28,044
Truist Financial Corporation	1,613	76,505
US Bancorp	1,638	75,381
Wells Fargo & Company	4,591	179,829
Zions Bancorporation	183	9,315
		1,426,013
Capital markets: 1.70%
Ameriprise Financial Incorporated	133	31,611
Bank of New York Mellon Corporation	900	37,539
BlackRock Incorporated	172	104,755
Cboe Global Markets Incorporated	129	14,602
CME Group Incorporated	435	89,045
FactSet Research Systems Incorporated	46	17,690
Franklin Resources Incorporated	339	7,902
Intercontinental Exchange Incorporated	676	63,571
Invesco Limited	408	6,581
MarketAxess Holdings Incorporated	46	11,776
Moody's Corporation	194	52,762
Morgan Stanley	1,695	128,922
MSCI Incorporated	98	40,391
Northern Trust Corporation	252	24,313
Raymond James Financial Incorporated	235	21,011
S&P Global Incorporated	420	141,565
State Street Corporation	445	27,434
T. Rowe Price Group Incorporated	275	31,243
The Charles Schwab Corporation	1,827	115,430
The Goldman Sachs Group Incorporated	416	123,560
The NASDAQ Incorporated	140	21,356
		1,113,059
Consumer finance: 0.31%
American Express Company	739	102,440
Capital One Financial Corporation	476	49,594
Discover Financial Services	340	32,157
Synchrony Financial	607	16,765
		200,956
Diversified financial services: 0.91%
Berkshire Hathaway Incorporated Class B †	2,191	598,187
Insurance: 1.29%
AFLAC Incorporated	718	39,727
American International Group Incorporated	959	49,034
Aon plc Class A	257	69,308
Arthur J. Gallagher & Company	254	41,412
Assurant Incorporated	66	11,408
Brown & Brown Incorporated	284	16,569
Chubb Limited	513	100,846
Cincinnati Financial Corporation	181	21,535
Everest Reinsurance Group Limited	48	13,453
Globe Life Incorporated	110	10,722
The accompanying notes are an integral part of these financial statements.

Allspring VT Index Asset Allocation Fund  |  13

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Insurance (continued)
Lincoln National Corporation	196	$ 9,167
Loews Corporation	235	13,926
Marsh & McLennan Companies Incorporated	608	94,392
MetLife Incorporated	837	52,555
Principal Financial Group Incorporated	285	19,035
Progressive Corporation	708	82,319
Prudential Financial Incorporated	454	43,439
The Allstate Corporation	333	42,201
The Hartford Financial Services Group Incorporated	398	26,041
The Travelers Companies Incorporated	291	49,217
W.R. Berkley Corporation	254	17,338
Willis Towers Watson plc	135	26,648
		850,292
Health care: 8.91%
Biotechnology: 1.31%
AbbVie Incorporated	2,140	327,762
Amgen Incorporated	647	157,415
Biogen Incorporated †	177	36,097
Gilead Sciences Incorporated	1,519	93,889
Incyte Corporation †	228	17,321
Moderna Incorporated †	419	59,854
Regeneron Pharmaceuticals Incorporated †	131	77,438
Vertex Pharmaceuticals Incorporated †	310	87,355
		857,131
Health care equipment & supplies: 1.62%
Abbott Laboratories	2,121	230,447
Abiomed Incorporated †	55	13,613
Align Technology Incorporated †	89	21,064
Baxter International Incorporated	610	39,180
Becton Dickinson & Company	345	85,053
Boston Scientific Corporation †	1,731	64,514
Dentsply Sirona Incorporated	261	9,326
DexCom Incorporated †	475	35,402
Edwards Lifesciences Corporation †	753	71,603
Hologic Incorporated †	302	20,929
IDEXX Laboratories Incorporated †	102	35,774
Intuitive Surgical Incorporated †	435	87,309
Medtronic plc	1,625	145,844
ResMed Incorporated	177	37,105
STERIS plc	121	24,944
Stryker Corporation	408	81,163
Teleflex Incorporated	57	14,013
The Cooper Companies Incorporated	60	18,787
Zimmer Biomet Holdings Incorporated	254	26,685
		1,062,755
Health care providers & services: 2.04%
AmerisourceBergen Corporation	183	25,891
Anthem Incorporated	292	140,913
Cardinal Health Incorporated	330	17,249
Centene Corporation †	708	59,904
Cigna Corporation	384	101,192
The accompanying notes are an integral part of these financial statements.

14  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Health care providers & services (continued)
CVS Health Corporation	1,588	$ 147,144
DaVita HealthCare Partners Incorporated †	73	5,837
HCA Healthcare Incorporated	276	46,385
Henry Schein Incorporated †	167	12,816
Humana Incorporated	153	71,615
Laboratory Corporation of America Holdings	112	26,248
McKesson Corporation	176	57,413
Molina Healthcare Incorporated †	71	19,852
Quest Diagnostics Incorporated	142	18,883
UnitedHealth Group Incorporated	1,136	583,484
Universal Health Services Incorporated Class B	81	8,158
		1,342,984
Life sciences tools & services: 1.11%
Agilent Technologies Incorporated	363	43,114
Bio-Rad Laboratories Incorporated Class A †	26	12,870
Bio-Techne Corporation	48	16,639
Charles River Laboratories International Incorporated †	62	13,266
Danaher Corporation	784	198,760
Illumina Incorporated †	190	35,028
IQVIA Holdings Incorporated †	229	49,691
Mettler-Toledo International Incorporated †	27	31,017
PerkinElmer Incorporated	153	21,760
Thermo Fisher Scientific Incorporated	474	257,515
Waters Corporation †	73	24,162
West Pharmaceutical Services Incorporated	90	27,213
		731,035
Pharmaceuticals: 2.83%
Bristol-Myers Squibb Company	2,579	198,583
Catalent Incorporated †	217	23,282
Eli Lilly & Company	955	309,640
Johnson & Johnson	3,187	565,724
Merck & Company Incorporated	3,063	279,254
Organon & Company	307	10,361
Pfizer Incorporated	6,796	356,314
Viatris Incorporated	1,468	15,370
Zoetis Incorporated	570	97,977
		1,856,505
Industrials: 4.59%
Aerospace & defense: 1.02%
General Dynamics Corporation	279	61,729
Howmet Aerospace Incorporated	456	14,341
Huntington Ingalls Industries Incorporated	49	10,673
L3Harris Technologies Incorporated	234	56,558
Lockheed Martin Corporation	287	123,399
Northrop Grumman Corporation	177	84,707
Raytheon Technologies Corporation	1,801	173,094
Textron Incorporated	261	15,939
The Boeing Company †	674	92,149
TransDigm Group Incorporated †	63	33,810
		666,399
The accompanying notes are an integral part of these financial statements.

Allspring VT Index Asset Allocation Fund  |  15

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Air freight & logistics: 0.40%
C.H. Robinson Worldwide Incorporated	154	$ 15,611
Expeditors International of Washington Incorporated	203	19,784
FedEx Corporation	289	65,519
United Parcel Service Incorporated Class B	890	162,461
		263,375
Airlines: 0.12%
Alaska Air Group Incorporated †	153	6,128
American Airlines Group Incorporated †	787	9,979
Delta Air Lines Incorporated †	776	22,481
Southwest Airlines Company †	718	25,934
United Airlines Holdings Incorporated †	396	14,026
		78,548
Building products: 0.24%
A.O. Smith Corporation	157	8,585
Allegion plc	106	10,377
Carrier Global Corporation	1,027	36,623
Fortune Brands Home & Security Incorporated	158	9,461
Johnson Controls International plc	843	40,363
Masco Corporation	286	14,472
Trane Technologies plc	283	36,753
		156,634
Commercial services & supplies: 0.28%
Cintas Corporation	105	39,221
Copart Incorporated †	259	28,143
Republic Services Incorporated	253	33,110
Rollins Incorporated	274	9,568
Waste Management Incorporated	463	70,830
		180,872
Construction & engineering: 0.03%
Quanta Services Incorporated	174	21,809
Electrical equipment: 0.29%
AMETEK Incorporated	280	30,769
Eaton Corporation plc	483	60,853
Emerson Electric Company	719	57,189
Generac Holdings Incorporated †	77	16,215
Rockwell Automation Incorporated	141	28,103
		193,129
Industrial conglomerates: 0.48%
3M Company	689	89,163
General Electric Company	1,333	84,872
Honeywell International Incorporated	824	143,219
		317,254
Machinery: 0.90%
Caterpillar Incorporated	646	115,479
Cummins Incorporated	171	33,094
Deere & Company	338	101,221
Dover Corporation	175	21,231
Fortive Corporation	434	23,601
The accompanying notes are an integral part of these financial statements.

16  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Machinery (continued)
IDEX Corporation	92	$ 16,710
Illinois Tool Works Incorporated	343	62,512
Ingersoll Rand Incorporated	492	20,703
Nordson Corporation	65	13,159
Otis Worldwide Corporation	512	36,183
PACCAR Incorporated	421	34,665
Parker-Hannifin Corporation	155	38,138
Pentair plc	200	9,154
Snap-on Incorporated	65	12,807
Stanley Black & Decker Incorporated	183	19,189
Wabtec Corporation	221	18,140
Xylem Incorporated	218	17,043
		593,029
Professional services: 0.18%
Equifax Incorporated	148	27,051
Jacobs Engineering Group Incorporated	156	19,832
Leidos Holdings Incorporated	166	16,718
Nielsen Holdings plc	436	10,124
Robert Half International Incorporated	134	10,035
Verisk Analytics Incorporated	191	33,060
		116,820
Road & rail: 0.53%
CSX Corporation	2,633	76,515
J.B. Hunt Transport Services Incorporated	102	16,062
Norfolk Southern Corporation	289	65,687
Old Dominion Freight Line Incorporated	111	28,447
Union Pacific Corporation	761	162,306
		349,017
Trading companies & distributors: 0.12%
Fastenal Company	697	34,794
United Rentals Incorporated †	87	21,133
W.W. Grainger Incorporated	52	23,630
		79,557
Information technology: 15.79%
Communications equipment: 0.46%
Arista Networks Incorporated †	273	25,591
Cisco Systems Incorporated	5,031	214,522
F5 Networks Incorporated †	73	11,172
Juniper Networks Incorporated	391	11,144
Motorola Solutions Incorporated	203	42,549
		304,978
Electronic equipment, instruments & components: 0.36%
Amphenol Corporation Class A	723	46,547
CDW Corporation of Delaware	164	25,840
Corning Incorporated	921	29,021
Keysight Technologies Incorporated †	220	30,327
TE Connectivity Limited	390	44,129
Teledyne Technologies Incorporated †	57	21,381
The accompanying notes are an integral part of these financial statements.

Allspring VT Index Asset Allocation Fund  |  17

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Electronic equipment, instruments & components (continued)
Trimble Incorporated †	303	$ 17,644
Zebra Technologies Corporation Class A †	64	18,813
		233,702
IT services: 2.58%
Accenture plc Class A	767	212,958
Akamai Technologies Incorporated †	194	17,718
Automatic Data Processing Incorporated	506	106,280
Broadridge Financial Solutions Incorporated	142	20,242
Cognizant Technology Solutions Corporation Class A	631	42,586
DXC Technology Company †	296	8,972
EPAM Systems Incorporated †	69	20,340
Fidelity National Information Services Incorporated	740	67,836
Fiserv Incorporated †	705	62,724
FleetCor Technologies Incorporated †	94	19,750
Gartner Incorporated †	98	23,699
Global Payments Incorporated	341	37,728
International Business Machines Corporation	1,089	153,756
Jack Henry & Associates Incorporated	88	15,842
MasterCard Incorporated Class A	1,040	328,099
Paychex Incorporated	389	44,295
PayPal Holdings Incorporated †	1,403	97,986
VeriSign Incorporated †	115	19,243
Visa Incorporated Class A	1,993	392,402
		1,692,456
Semiconductors & semiconductor equipment: 3.05%
Advanced Micro Devices Incorporated †	1,963	150,111
Analog Devices Incorporated	634	92,621
Applied Materials Incorporated	1,070	97,349
Broadcom Incorporated	495	240,476
Enphase Energy Incorporated †	164	32,019
Intel Corporation	4,953	185,292
KLA Corporation	181	57,753
Lam Research Corporation	168	71,593
Microchip Technology Incorporated	673	39,088
Micron Technology Incorporated	1,352	74,739
Monolithic Power Systems Incorporated	53	20,354
NVIDIA Corporation	3,033	459,772
NXP Semiconductors NV	318	47,074
ON Semiconductor Corporation †	526	26,463
Qorvo Incorporated †	131	12,356
Qualcomm Incorporated	1,357	173,343
Skyworks Solutions Incorporated	195	18,065
Solaredge Technologies Incorporated †	67	18,337
Teradyne Incorporated	194	17,373
Texas Instruments Incorporated	1,117	171,627
		2,005,805
Software: 5.29%
Adobe Incorporated †	572	209,386
ANSYS Incorporated †	105	25,125
Autodesk Incorporated †	263	45,225
Cadence Design Systems Incorporated †	334	50,110
Ceridian HCM Holding Incorporated †	166	7,815
The accompanying notes are an integral part of these financial statements.

18  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Software (continued)
Citrix Systems Incorporated	151	$ 14,673
Fortinet Incorporated †	805	45,547
Intuit Incorporated	343	132,206
Microsoft Corporation	9,058	2,326,366
NortonLifeLock Incorporated	705	15,482
Oracle Corporation	1,907	133,242
Paycom Software Incorporated †	58	16,247
PTC Incorporated †	128	13,612
Roper Technologies Incorporated	128	50,515
Salesforce.com Incorporated †	1,203	198,543
ServiceNow Incorporated †	243	115,551
Synopsys Incorporated †	185	56,185
Tyler Technologies Incorporated †	50	16,624
		3,472,454
Technology hardware, storage & peripherals: 4.05%
Apple Incorporated	18,623	2,546,131
Hewlett Packard Enterprise Company	1,575	20,885
HP Incorporated	1,276	41,827
NetApp Incorporated	270	17,615
Seagate Technology Holdings plc	239	17,074
Western Digital Corporation †	379	16,991
		2,660,523
Materials: 1.53%
Chemicals: 1.05%
Air Products & Chemicals Incorporated	269	64,689
Albemarle Corporation	142	29,675
Celanese Corporation Series A	131	15,407
CF Industries Holdings Incorporated	253	21,690
Corteva Incorporated	877	47,481
Dow Incorporated	882	45,520
DuPont de Nemours Incorporated	616	34,237
Eastman Chemical Company	156	14,004
Ecolab Incorporated	301	46,282
FMC Corporation	153	16,373
International Flavors & Fragrances Incorporated	309	36,808
Linde plc	610	175,393
LyondellBasell Industries NV Class A	313	27,375
PPG Industries Incorporated	286	32,701
The Mosaic Company	438	20,687
The Sherwin-Williams Company	290	64,934
		693,256
Construction materials: 0.07%
Martin Marietta Materials Incorporated	76	22,742
Vulcan Materials Company	161	22,878
		45,620
Containers & packaging: 0.19%
Amcor plc	1,820	22,623
Avery Dennison Corporation	99	16,025
Ball Corporation	387	26,614
International Paper Company	449	18,782
The accompanying notes are an integral part of these financial statements.

Allspring VT Index Asset Allocation Fund  |  19

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Containers & packaging (continued)
Packaging Corporation of America	113	$ 15,538
Sealed Air Corporation	177	10,216
WestRock Company	309	12,311
		122,109
Metals & mining: 0.22%
Freeport-McMoRan Incorporated	1,755	51,351
Newmont Corporation	961	57,343
Nucor Corporation	322	33,620
		142,314
Real estate: 1.72%
Equity REITs: 1.68%
Alexandria Real Estate Equities Incorporated	180	26,105
American Tower Corporation	563	143,897
AvalonBay Communities Incorporated	169	32,828
Boston Properties Incorporated	173	15,394
Camden Property Trust	129	17,348
Crown Castle International Corporation	524	88,231
Digital Realty Trust Incorporated	345	44,791
Duke Realty Corporation	466	25,607
Equinix Incorporated	110	72,272
Equity Residential	414	29,899
Essex Property Trust Incorporated	79	20,659
Extra Space Storage Incorporated	163	27,730
Federal Realty Investment Trust	87	8,329
Healthpeak Properties Incorporated	654	16,945
Host Hotels & Resorts Incorporated	866	13,579
Iron Mountain Incorporated	352	17,139
Kimco Realty Corporation	749	14,808
Mid-America Apartment Communities Incorporated	140	24,454
Prologis Incorporated	897	105,532
Public Storage Incorporated	185	57,844
Realty Income Corporation	729	49,762
Regency Centers Corporation	188	11,150
SBA Communications Corporation	131	41,927
Simon Property Group Incorporated	398	37,778
UDR Incorporated	363	16,713
Ventas Incorporated	484	24,892
VICI Properties Incorporated	1,166	34,735
Vornado Realty Trust	193	5,518
Welltower Incorporated	550	45,293
Weyerhaeuser Company	902	29,874
		1,101,033
Real estate management & development: 0.04%
CBRE Group Incorporated Class A †	396	29,150
Utilities: 1.82%
Electric utilities: 1.15%
Alliant Energy Corporation	304	17,817
American Electric Power Company Incorporated	622	59,675
Constellation Energy Corporation	396	22,675
Duke Energy Corporation	932	99,920
The accompanying notes are an integral part of these financial statements.

20  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Electric utilities (continued)
Edison International	462	$ 29,217
Entergy Corporation	246	27,709
Evergy Incorporated	278	18,140
Eversource Energy	418	35,308
Exelon Corporation	1,187	53,795
FirstEnergy Corporation	692	26,566
NextEra Energy Incorporated	2,379	184,277
NRG Energy Incorporated	287	10,955
Pinnacle West Capital Corporation	137	10,017
PPL Corporation	891	24,173
The Southern Company	1,287	91,776
Xcel Energy Incorporated	660	46,702
		758,722
Gas utilities: 0.03%
Atmos Energy Corporation	168	18,833
Independent power & renewable electricity producers: 0.02%
AES Corporation	809	16,997
Multi-utilities: 0.57%
Ameren Corporation	313	28,283
CenterPoint Energy Incorporated	762	22,540
CMS Energy Corporation	351	23,693
Consolidated Edison Incorporated	429	40,798
Dominion Energy Incorporated	983	78,453
DTE Energy Company	235	29,786
NiSource Incorporated	491	14,480
Public Service Enterprise Group Incorporated	605	38,284
Sempra Energy	381	57,253
WEC Energy Group Incorporated	382	38,444
		372,014
Water utilities: 0.05%
American Water Works Company Incorporated	220	32,729
Total Common stocks (Cost $20,659,994)		38,640,211

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 38.03%
U.S. Treasury Bond	1.13%	5-15-2040	$ 109,000	75,874
U.S. Treasury Bond	1.13	8-15-2040	145,000	100,175
U.S. Treasury Bond	1.25	5-15-2050	120,000	76,350
U.S. Treasury Bond	1.38	11-15-2040	87,000	62,657
U.S. Treasury Bond	1.38	8-15-2050	151,000	99,395
U.S. Treasury Bond	1.63	11-15-2050	87,000	61,189
U.S. Treasury Bond	1.75	8-15-2041	225,000	171,149
U.S. Treasury Bond	1.88	2-15-2041	208,000	163,126
U.S. Treasury Bond	1.88	2-15-2051	221,000	165,776
U.S. Treasury Bond	2.00	2-15-2050	152,000	117,788
U.S. Treasury Bond	2.25	8-15-2046	106,000	85,471
U.S. Treasury Bond	2.25	8-15-2049	108,000	88,615
U.S. Treasury Bond	2.38	11-15-2049	127,000	107,265
U.S. Treasury Bond	2.50	2-15-2045	116,000	98,383
U.S. Treasury Bond	2.50	2-15-2046	106,000	89,881
The accompanying notes are an integral part of these financial statements.

Allspring VT Index Asset Allocation Fund  |  21

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	2.50%	5-15-2046	$ 105,000	$ 88,996
U.S. Treasury Bond	2.75	8-15-2042	66,000	59,217
U.S. Treasury Bond	2.75	11-15-2042	78,000	69,844
U.S. Treasury Bond	2.75	8-15-2047	101,000	90,316
U.S. Treasury Bond	2.75	11-15-2047	100,000	89,586
U.S. Treasury Bond	2.88	5-15-2043	111,000	101,218
U.S. Treasury Bond	2.88	8-15-2045	115,000	104,470
U.S. Treasury Bond	2.88	11-15-2046	104,000	94,819
U.S. Treasury Bond	2.88	5-15-2049	140,000	130,534
U.S. Treasury Bond	3.00	5-15-2042	40,000	37,497
U.S. Treasury Bond	3.00	11-15-2044	114,000	105,641
U.S. Treasury Bond	3.00	5-15-2045	116,000	107,599
U.S. Treasury Bond	3.00	11-15-2045	115,000	106,860
U.S. Treasury Bond	3.00	2-15-2047	106,000	98,982
U.S. Treasury Bond	3.00	5-15-2047	104,000	97,208
U.S. Treasury Bond	3.00	2-15-2048	114,000	107,409
U.S. Treasury Bond	3.00	8-15-2048	121,000	114,331
U.S. Treasury Bond	3.00	2-15-2049	140,000	133,410
U.S. Treasury Bond	3.13	11-15-2041	37,000	35,524
U.S. Treasury Bond	3.13	2-15-2042	46,000	44,058
U.S. Treasury Bond	3.13	2-15-2043	79,000	75,059
U.S. Treasury Bond	3.13	8-15-2044	115,000	108,927
U.S. Treasury Bond	3.13	5-15-2048	123,000	119,036
U.S. Treasury Bond	3.38	5-15-2044	110,000	108,569
U.S. Treasury Bond	3.38	11-15-2048	135,000	137,167
U.S. Treasury Bond	3.50	2-15-2039	29,000	30,295
U.S. Treasury Bond	3.63	8-15-2043	88,000	90,317
U.S. Treasury Bond	3.63	2-15-2044	113,000	115,940
U.S. Treasury Bond	3.75	8-15-2041	36,000	37,825
U.S. Treasury Bond	3.75	11-15-2043	110,000	115,066
U.S. Treasury Bond	3.88	8-15-2040	37,000	39,892
U.S. Treasury Bond	4.25	5-15-2039	31,000	35,409
U.S. Treasury Bond	4.25	11-15-2040	40,000	45,205
U.S. Treasury Bond	4.38	2-15-2038	18,000	20,958
U.S. Treasury Bond	4.38	11-15-2039	35,000	40,433
U.S. Treasury Bond	4.38	5-15-2040	35,000	40,335
U.S. Treasury Bond	4.38	5-15-2041	33,000	37,797
U.S. Treasury Bond	4.50	2-15-2036	26,000	30,568
U.S. Treasury Bond	4.50	5-15-2038	21,000	24,762
U.S. Treasury Bond	4.50	8-15-2039	33,000	38,798
U.S. Treasury Bond	4.63	2-15-2040	38,000	45,220
U.S. Treasury Bond	4.75	2-15-2037	13,000	15,697
U.S. Treasury Bond	4.75	2-15-2041	44,000	52,989
U.S. Treasury Bond	5.00	5-15-2037	17,000	21,017
U.S. Treasury Bond	5.25	11-15-2028	45,000	50,623
U.S. Treasury Bond	5.25	2-15-2029	33,000	37,286
U.S. Treasury Bond	5.38	2-15-2031	31,000	36,510
U.S. Treasury Bond	5.50	8-15-2028	35,000	39,681
U.S. Treasury Bond	6.13	11-15-2027	49,000	56,304
U.S. Treasury Bond	6.13	8-15-2029	25,000	29,921
U.S. Treasury Bond	6.25	5-15-2030	21,000	25,722
U.S. Treasury Bond	6.38	8-15-2027	21,000	24,250
U.S. Treasury Bond	6.88	8-15-2025	21,000	23,397
U.S. Treasury Note	0.13	5-15-2023	117,000	114,230
U.S. Treasury Note	0.13	7-15-2023	123,000	119,459
The accompanying notes are an integral part of these financial statements.

22  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	0.13%	8-15-2023	$ 128,000	$ 123,960
U.S. Treasury Note	0.13	9-15-2023	143,000	138,202
U.S. Treasury Note	0.13	10-15-2023	146,000	140,753
U.S. Treasury Note	0.13	12-15-2023	142,000	136,253
U.S. Treasury Note	0.13	1-15-2024	154,000	147,413
U.S. Treasury Note	0.13	2-15-2024	185,000	176,754
U.S. Treasury Note	0.25	4-15-2023	119,000	116,606
U.S. Treasury Note	0.25	6-15-2023	122,000	118,898
U.S. Treasury Note	0.25	11-15-2023	172,000	165,752
U.S. Treasury Note	0.25	3-15-2024	185,000	176,639
U.S. Treasury Note	0.25	5-15-2024	185,000	175,829
U.S. Treasury Note	0.25	5-31-2025	132,000	121,806
U.S. Treasury Note	0.25	6-30-2025	142,000	130,740
U.S. Treasury Note	0.25	7-31-2025	147,000	134,970
U.S. Treasury Note	0.25	8-31-2025	153,000	140,091
U.S. Treasury Note	0.25	9-30-2025	166,000	151,663
U.S. Treasury Note	0.25	10-31-2025	176,000	160,380
U.S. Treasury Note	0.38	4-15-2024	184,000	175,648
U.S. Treasury Note	0.38	4-30-2025	126,000	116,939
U.S. Treasury Note	0.38	11-30-2025	181,000	165,318
U.S. Treasury Note	0.38	12-31-2025	178,000	162,223
U.S. Treasury Note	0.38	1-31-2026	191,000	173,676
U.S. Treasury Note	0.38	7-31-2027	134,000	117,140
U.S. Treasury Note	0.38	9-30-2027	155,000	134,826
U.S. Treasury Note	0.50	3-15-2023	104,000	102,383
U.S. Treasury Note	0.50	3-31-2025	120,000	111,994
U.S. Treasury Note	0.50	2-28-2026	193,000	175,909
U.S. Treasury Note	0.50	4-30-2027	98,000	86,738
U.S. Treasury Note	0.50	5-31-2027	111,000	98,027
U.S. Treasury Note	0.50	6-30-2027	122,000	107,536
U.S. Treasury Note	0.50	8-31-2027	142,000	124,622
U.S. Treasury Note	0.50	10-31-2027	168,000	146,777
U.S. Treasury Note	0.63	3-31-2027	81,000	72,308
U.S. Treasury Note	0.63	11-30-2027	179,000	157,184
U.S. Treasury Note	0.63	5-15-2030	178,000	148,421
U.S. Treasury Note	0.63	8-15-2030	222,000	184,052
U.S. Treasury Note	0.75	3-31-2026	191,000	175,429
U.S. Treasury Note	0.75	4-30-2026	194,000	177,843
U.S. Treasury Note	0.75	5-31-2026	194,000	177,502
U.S. Treasury Note	0.88	11-15-2030	132,000	111,452
U.S. Treasury Note	1.13	2-28-2025	118,000	112,312
U.S. Treasury Note	1.13	2-28-2027	47,000	43,058
U.S. Treasury Note	1.25	7-31-2023	67,000	65,791
U.S. Treasury Note	1.25	8-31-2024	104,000	100,193
U.S. Treasury Note	1.25	8-15-2031	351,000	302,160
U.S. Treasury Note	1.38	2-15-2023	82,000	81,366
U.S. Treasury Note	1.38	6-30-2023	64,000	63,020
U.S. Treasury Note	1.38	8-31-2023	124,000	121,709
U.S. Treasury Note	1.38	9-30-2023	90,000	88,253
U.S. Treasury Note	1.38	1-31-2025	105,000	100,706
U.S. Treasury Note	1.38	8-31-2026	95,000	88,784
U.S. Treasury Note	1.50	1-15-2023	79,000	78,506
U.S. Treasury Note	1.50	2-28-2023	126,000	124,957
U.S. Treasury Note	1.50	3-31-2023	126,000	124,804
U.S. Treasury Note	1.50	9-30-2024	108,000	104,473
The accompanying notes are an integral part of these financial statements.

Allspring VT Index Asset Allocation Fund  |  23

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.50%	10-31-2024	$ 114,000	$ 110,139
U.S. Treasury Note	1.50	11-30-2024	122,000	117,687
U.S. Treasury Note	1.50	8-15-2026	102,000	95,792
U.S. Treasury Note	1.50	1-31-2027	98,000	91,500
U.S. Treasury Note	1.50	2-15-2030	209,000	187,724
U.S. Treasury Note	1.63	4-30-2023	66,000	65,332
U.S. Treasury Note	1.63	5-31-2023	64,000	63,270
U.S. Treasury Note	1.63	10-31-2023	90,000	88,443
U.S. Treasury Note	1.63	2-15-2026	168,000	159,672
U.S. Treasury Note	1.63	5-15-2026	105,000	99,508
U.S. Treasury Note	1.63	9-30-2026	97,000	91,502
U.S. Treasury Note	1.63	10-31-2026	94,000	88,533
U.S. Treasury Note	1.63	11-30-2026	97,000	91,271
U.S. Treasury Note	1.63	8-15-2029	157,000	142,944
U.S. Treasury Note	1.75	1-31-2023	129,000	128,380
U.S. Treasury Note	1.75	5-15-2023	113,000	111,896
U.S. Treasury Note	1.75	6-30-2024	106,000	103,458
U.S. Treasury Note	1.75	7-31-2024	110,000	107,241
U.S. Treasury Note	1.75	12-31-2024	99,000	95,945
U.S. Treasury Note	1.75	12-31-2026	99,000	93,601
U.S. Treasury Note	1.75	11-15-2029	178,000	163,336
U.S. Treasury Note	1.88	8-31-2024	125,000	122,056
U.S. Treasury Note	1.88	6-30-2026	98,000	93,724
U.S. Treasury Note	1.88	7-31-2026	99,000	94,568
U.S. Treasury Note	2.00	2-15-2023	118,000	117,548
U.S. Treasury Note	2.00	4-30-2024	123,000	120,852
U.S. Treasury Note	2.00	5-31-2024	123,000	120,775
U.S. Treasury Note	2.00	6-30-2024	123,000	120,679
U.S. Treasury Note	2.00	2-15-2025	289,000	281,583
U.S. Treasury Note	2.00	8-15-2025	220,000	213,134
U.S. Treasury Note	2.00	11-15-2026	170,000	162,536
U.S. Treasury Note	2.00	8-15-2051	224,000	173,119
U.S. Treasury Note	2.13	11-30-2023	110,000	108,737
U.S. Treasury Note	2.13	2-29-2024	128,000	126,260
U.S. Treasury Note	2.13	3-31-2024	127,000	125,130
U.S. Treasury Note	2.13	7-31-2024	123,000	120,848
U.S. Treasury Note	2.13	9-30-2024	118,000	115,801
U.S. Treasury Note	2.13	11-30-2024	119,000	116,541
U.S. Treasury Note	2.13	5-15-2025	234,000	228,269
U.S. Treasury Note	2.13	5-31-2026	97,000	93,711
U.S. Treasury Note	2.25	12-31-2023	127,000	125,641
U.S. Treasury Note	2.25	1-31-2024	127,000	125,556
U.S. Treasury Note	2.25	4-30-2024	120,000	118,434
U.S. Treasury Note	2.25	10-31-2024	121,000	118,968
U.S. Treasury Note	2.25	11-15-2024	290,000	285,084
U.S. Treasury Note	2.25	12-31-2024	118,000	115,797
U.S. Treasury Note	2.25	11-15-2025	219,000	213,303
U.S. Treasury Note	2.25	3-31-2026	99,000	96,192
U.S. Treasury Note	2.25	2-15-2027	196,000	188,979
U.S. Treasury Note	2.25	8-15-2027	101,000	97,011
U.S. Treasury Note	2.25	11-15-2027	99,000	94,912
U.S. Treasury Note	2.25	5-15-2041	201,000	167,725
U.S. Treasury Note	2.38	1-31-2023	144,000	143,820
U.S. Treasury Note	2.38	2-29-2024	84,000	83,206
U.S. Treasury Note	2.38	8-15-2024	289,000	285,173
The accompanying notes are an integral part of these financial statements.

24  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	2.38%	4-30-2026	$ 98,000	$ 95,650
U.S. Treasury Note	2.38	5-15-2027	164,000	158,760
U.S. Treasury Note	2.38	5-15-2029	90,000	86,221
U.S. Treasury Note	2.38	5-15-2051	224,000	189,096
U.S. Treasury Note	2.50	3-31-2023	83,000	82,812
U.S. Treasury Note	2.50	8-15-2023	102,000	101,450
U.S. Treasury Note	2.50	1-31-2024	103,000	102,228
U.S. Treasury Note	2.50	5-15-2024	281,000	278,475
U.S. Treasury Note	2.50	1-31-2025	116,000	114,478
U.S. Treasury Note	2.50	2-28-2026	97,000	95,136
U.S. Treasury Note	2.63	2-28-2023	146,000	145,920
U.S. Treasury Note	2.63	6-30-2023	83,000	82,780
U.S. Treasury Note	2.63	12-31-2023	97,000	96,515
U.S. Treasury Note	2.63	3-31-2025	114,000	112,838
U.S. Treasury Note	2.63	12-31-2025	97,000	95,628
U.S. Treasury Note	2.63	1-31-2026	95,000	93,623
U.S. Treasury Note	2.63	2-15-2029	181,000	176,228
U.S. Treasury Note	2.75	4-30-2023	82,000	81,914
U.S. Treasury Note	2.75	5-31-2023	82,000	81,891
U.S. Treasury Note	2.75	7-31-2023	80,000	79,809
U.S. Treasury Note	2.75	8-31-2023	145,000	144,632
U.S. Treasury Note	2.75	11-15-2023	134,000	133,597
U.S. Treasury Note	2.75	2-15-2024	217,000	216,237
U.S. Treasury Note	2.75	2-28-2025	121,000	120,126
U.S. Treasury Note	2.75	6-30-2025	119,000	118,075
U.S. Treasury Note	2.75	8-31-2025	122,000	120,909
U.S. Treasury Note	2.75	2-15-2028	189,000	185,700
U.S. Treasury Note	2.88	9-30-2023	148,000	147,855
U.S. Treasury Note	2.88	10-31-2023	84,000	83,908
U.S. Treasury Note	2.88	11-30-2023	76,000	75,902
U.S. Treasury Note	2.88	4-30-2025	114,000	113,510
U.S. Treasury Note	2.88	5-31-2025	117,000	116,497
U.S. Treasury Note	2.88	7-31-2025	118,000	117,456
U.S. Treasury Note	2.88	11-30-2025	96,000	95,426
U.S. Treasury Note	2.88	5-15-2028	178,000	175,921
U.S. Treasury Note	2.88	8-15-2028	190,000	187,684
U.S. Treasury Note	3.00	9-30-2025	121,000	120,825
U.S. Treasury Note	3.00	10-31-2025	76,000	75,875
U.S. Treasury Note	3.13	11-15-2028	226,000	226,468
U.S. Treasury Note	6.00	2-15-2026	42,000	46,208
U.S. Treasury Note	6.25	8-15-2023	17,000	17,642
U.S. Treasury Note	6.50	11-15-2026	28,000	31,892
U.S. Treasury Note	6.63	2-15-2027	18,000	20,718
U.S. Treasury Note	6.75	8-15-2026	21,000	23,979
U.S. Treasury Note	7.13	2-15-2023	24,000	24,656
U.S. Treasury Note	7.50	11-15-2024	22,000	24,251
U.S. Treasury Note	7.63	2-15-2025	20,000	22,302
Total U.S. Treasury securities (Cost $26,759,478)				24,978,574

The accompanying notes are an integral part of these financial statements.

Allspring VT Index Asset Allocation Fund  |  25

Portfolio of investments—June 30, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.59%
Investment companies: 2.59%
Allspring Government Money Market Fund Select Class ♠∞		1.26%	1,703,821	$ 1,703,821
Total Short-term investments (Cost $1,703,821)				1,703,821
Total investments in securities (Cost $49,123,293)	99.45%			65,322,606
Other assets and liabilities, net	0.55			362,548
Total net assets	100.00%			$65,685,154

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$737,613	$8,188,681	$(7,222,473)	$0	$0	$1,703,821	1,703,821	$2,333
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Micro E-Mini S&P 500 Index	27	9-16-2022	$ 514,430	$ 511,583	$ 0	$ (2,847)
10-Year U.S. Treasury Notes	108	9-21-2022	12,956,348	12,801,375	0	(154,973)
U.S. Long Term Bonds	1	9-21-2022	136,878	138,625	1,747	0
2-Year U.S. Treasury Notes	1	9-30-2022	210,198	210,016	0	(182)
5-Year U.S. Treasury Notes	11	9-30-2022	1,237,193	1,234,750	0	(2,443)
Short
E-Mini S&P 500 Index	(21)	9-16-2022	(3,999,314)	(3,978,975)	20,339	0
U.S. Ultra Treasury Bonds	(23)	9-21-2022	(3,632,357)	(3,549,906)	82,451	0
					$104,537	$(160,445)
The accompanying notes are an integral part of these financial statements.

26  |  Allspring VT Index Asset Allocation Fund

Statement of assets and liabilities—June 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $47,419,472)	$ 63,618,785
Investments in affiliated securities, at value (cost $1,703,821)	1,703,821
Cash	561
Cash at broker segregated for futures contracts	225,341
Receivable for dividends and interest	156,148
Receivable for daily variation margin on open futures contracts	140,649
Receivable for Fund shares sold	1,386
Prepaid expenses and other assets	5,559
Total assets	65,852,250
Liabilities
Payable for daily variation margin on open futures contracts	55,410
Payable for Fund shares redeemed	31,393
Management fee payable	24,474
Professional fees payable	18,053
Distribution fee payable	13,641
Custody and accounting fees payable	11,296
Administration fee payable	4,416
Trustees’ fees and expenses payable	376
Accrued expenses and other liabilities	8,037
Total liabilities	167,096
Total net assets	$65,685,154
Net assets consist of
Paid-in capital	$ 42,085,261
Total distributable earnings	23,599,893
Total net assets	$65,685,154
Computation of net asset value per share
Net assets - Class 2	$ 65,685,154
Share outstanding - Class 2[1]	3,444,597
Net asset value per share - Class 2	$19.07
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

Allspring VT Index Asset Allocation Fund  |  27

Statement of operations—six months ended June 30, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $82)	$ 341,669
Interest	233,917
Income from affiliated securities	2,333
Total investment income	577,919
Expenses
Management fee	217,272
Administration fee - Class 2	28,970
Distribution fee - Class 2	86,272
Custody and accounting fees	14,175
Professional fees	23,537
Shareholder report expenses	17,961
Trustees’ fees and expenses	10,122
Other fees and expenses	12,846
Total expenses	411,155
Less: Fee waivers and/or expense reimbursements
Fund-level	(48,819)
Net expenses	362,336
Net investment income	215,583
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	1,565,371
Futures contracts	(715,240)
Net realized gains on investments	850,131
Net change in unrealized gains (losses) on
Unaffiliated securities	(14,301,086)
Futures contracts	(130,038)
Net change in unrealized gains (losses) on investments	(14,431,124)
Net realized and unrealized gains (losses) on investments	(13,580,993)
Net decrease in net assets resulting from operations	$(13,365,410)
The accompanying notes are an integral part of these financial statements.

28  |  Allspring VT Index Asset Allocation Fund

Statement of changes in net assets

	Six months ended June 30, 2022 (unaudited)		Year ended December 31, 2021
Operations
Net investment income		$ 215,583		$ 372,368
Net realized gains on investments		850,131		8,285,341
Net change in unrealized gains (losses) on investments		(14,431,124)		3,385,077
Net increase (decrease) in net assets resulting from operations		(13,365,410)		12,042,786
Distributions to shareholders from
Net investment income and net realized gains - Class 2		(230,225)		(8,048,930)
Capital share transactions	Shares		Shares
Proceeds from shares sold - Class 2	27,162	576,960	70,413	1,564,527
Reinvestment of distributions - Class 2	11,251	230,225	371,846	8,048,930
Payment for shares redeemed - Class 2	(220,062)	(4,595,535)	(416,528)	(9,329,422)
Net increase (decrease) in net assets resulting from capital share transactions		(3,788,350)		284,035
Total increase (decrease) in net assets		(17,383,985)		4,277,891
Net assets
Beginning of period		83,069,139		78,791,248
End of period		$ 65,685,154		$83,069,139
The accompanying notes are an integral part of these financial statements.

Allspring VT Index Asset Allocation Fund  |  29

Financial highlights
(For a share outstanding throughout each period)
		Year ended December 31
Class 2	Six months ended June 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$22.91	$21.88	$20.55	$18.42	$20.45	$19.16
Net investment income	0.06	0.10	0.16	0.22	0.20	0.17
Net realized and unrealized gains (losses) on investments	(3.83)	3.25	3.04	3.42	(0.70)	2.12
Total from investment operations	(3.77)	3.35	3.20	3.64	(0.50)	2.29
Distributions to shareholders from
Net investment income	(0.07)	(0.13)	(0.17)	(0.22)	(0.20)	(0.15)
Net realized gains	0.00	(2.19)	(1.70)	(1.29)	(1.33)	(0.85)
Total distributions to shareholders	(0.07)	(2.32)	(1.87)	(1.51)	(1.53)	(1.00)
Net asset value, end of period	$19.07	$22.91	$21.88	$20.55	$18.42	$20.45
Total return[1]	(16.54)%	16.00%	16.59%	20.16%	(2.90)%	12.25%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.13%	1.14%	1.05%	1.05%	1.16%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	0.60%	0.46%	0.78%	1.07%	0.94%	0.86%
Supplemental data
Portfolio turnover rate	12%	7%	21%	4%	10%	10%
Net assets, end of period (000s omitted)	$65,685	$83,069	$78,791	$72,193	$68,851	$81,956

[1]	Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.
The accompanying notes are an integral part of these financial statements.

30  |  Allspring VT Index Asset Allocation Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Variable Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Index Asset Allocation Fund (the "Fund") which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

Allspring VT Index Asset Allocation Fund  |  31

Notes to financial statements (unaudited)
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

32  |  Allspring VT Index Asset Allocation Fund

Notes to financial statements (unaudited)
As of June 30, 2022, the aggregate cost of all investments for federal income tax purposes was $49,761,552 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$18,972,606
Gross unrealized losses	(3,467,460)
Net unrealized gains	$15,505,146
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 3,426,983	$0	$0	$ 3,426,983
Consumer discretionary	4,072,992	0	0	4,072,992
Consumer staples	2,699,528	0	0	2,699,528
Energy	1,682,653	0	0	1,682,653
Financials	4,188,507	0	0	4,188,507
Health care	5,850,410	0	0	5,850,410
Industrials	3,016,443	0	0	3,016,443
Information technology	10,369,918	0	0	10,369,918
Materials	1,003,299	0	0	1,003,299
Real estate	1,130,183	0	0	1,130,183
Utilities	1,199,295	0	0	1,199,295
U.S. Treasury securities	24,978,574	0	0	24,978,574
Short-term investments
Investment companies	1,703,821	0	0	1,703,821
	65,322,606	0	0	65,322,606
Futures contracts	104,537	0	0	104,537
Total assets	$65,427,143	$0	$0	$65,427,143
Liabilities
Futures contracts	$ 160,445	$0	$0	$ 160,445
Total liabilities	$ 160,445	$0	$0	$ 160,445

Allspring VT Index Asset Allocation Fund  |  33

Notes to financial statements (unaudited)
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.550
Next $2 billion	0.500
Next $2 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended June 30, 2022, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"),an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fee
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of Class 2 shares.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed through April 30, 2023 to waive fees and/or reimburse management and administration fees to the extent necessary to cap the Fund’s expenses at 1.00% for Class 2 shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

34  |  Allspring VT Index Asset Allocation Fund

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2022 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$0	$1,073,879	$2,825,569	$2,320,195
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of June 30, 2022, the Fund did not have any securities on loan.
7. DERIVATIVE TRANSACTIONS
During the six months ended June 30, 2022, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy. The Fund had an average notional amount of $21,792,320 in long futures contracts and $6,860,214 in short futures contracts during the six months ended June 30, 2022.
The fair value of derivative instruments as of June 30, 2022 by primary risk type was as follows for the Fund:
	Asset derivatives		Liability derivatives
	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 84,198*	Unrealized losses on futures contracts	$ 157,598*
Equity risk	Unrealized gains on futures contracts	20,339*	Unrealized losses on futures contracts	2,847*
		$104,537		$160,445
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of June 30, 2022 is reported separately on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 was as follows:
	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ (40,143)	$ (83,632)
Equity risk	(675,097)	(46,406)
	$(715,240)	$(130,038)

Allspring VT Index Asset Allocation Fund  |  35

Notes to financial statements (unaudited)
8. BANK BORROWINGS
The Trust, Allspring Master Trust and Allspring Funds Trust (excluding the money market funds) are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% (0.25% prior to June 7, 2022) of the unused balance is allocated to each participating fund.
For the six months ended June 30, 2022, there were no borrowings by the Fund under the agreement.
9. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
10. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

36  |  Allspring VT Index Asset Allocation Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-260-5969, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring VT Index Asset Allocation Fund  |  37

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 136 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

38  |  Allspring VT Index Asset Allocation Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring VT Index Asset Allocation Fund  |  39

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

40  |  Allspring VT Index Asset Allocation Fund

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Variable Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Fund, which is reasonably designed to assess and manage the Fund's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund's investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Funds were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Allspring VT Index Asset Allocation Fund  |  41

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-260-5969 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0722-00681 08-22
SVT2/SAR136 06-22

Semi-Annual Report
June 30, 2022
Allspring
VT International Equity Fund

The views expressed and any forward-looking statements are as of June 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring VT International Equity Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring VT International Equity Fund for the six-month period that ended June 30, 2022. Globally, stocks experienced heightened volatility through the period as the global economy faced multiple challenges. Bonds also had poor performance during a difficult period, with major fixed income indexes all down for the six-month period.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were more than offset by the highest rate of inflation in four decades, concerns about aggressive central bank rate hikes, more highly contagious COVID-19 variants, and the Russia-Ukraine war. The impact of already-significant supply chain disruptions was made worse by China’s COVID-19 lockdowns.
For the six-month period, U.S. large-cap stocks, non-U.S. developed market equities, and emerging market stocks had substantial losses. Returns by fixed income securities were negative as rising inflation posed ongoing challenges. For the period, U.S. stocks, based on the S&P 500 Index,1 returned -19.96%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -18.42%, while the MSCI EM Index (Net) (USD),3 lost 17.63%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -10.35%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 lost 16.49%, the Bloomberg Municipal Bond Index,6 lost 8.98%, and the ICE BofA U.S. High Yield Index,7 fell 14.04%.
Rising inflation, COVID, and the Russian invasion of Ukraine drove market performance.
The 2022 calendar year began with a focus on potential U.S. interest rate hikes and the Russia-Ukraine conflict. In response to rising inflation, the U.S. Federal Reserve (Fed) hinted that a March rate hike was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Meanwhile, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring VT International Equity Fund

Letter to shareholders (unaudited)
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodity markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and indications of growth.
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak, creating a global ripple effect that compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Fed monetary tightening moves.
Market volatility continued in May, although markets recovered ground late in the month. Value stocks continued to outperform growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that exacerbated high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with broad expectations of multiple rate hikes to come. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. The U.S. recorded a 3.6% unemployment rate, although labor market participation remained low. U.S. retail sales increased for the fourth consecutive month in April, indicating continued consumer resilience.
A historically bad year in financial markets continued in June with stocks posting further losses enroute to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the same factors that have been at play: rising global inflation and fears of recession as central banks increase rates to try to curb inflation, which climbed above 9% in June in the U.S. The Fed raised its short-term rate by another 0.75% in June, ending the month at a 1.50%–1.75% range. Meanwhile, U.S. economic data remained relatively robust as the U.S. unemployment rate held steady at 3.6% and the housing market was only marginally affected, so far, by sharply higher mortgage rates.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodity markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”
“ A historically bad year in financial markets continued in June with stocks posting further losses enroute to their worst first half of a year in 50 years.”

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Allspring VT International Equity Fund  |  3

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and has had severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Updates” for further information.

4  |  Allspring VT International Equity Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Venkateshwar (Venk) Lal, Dale A. Winner, CFA®‡

Average annual total returns (%) as of June 30, 2022
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Class 1	8-17-1998	-17.83	0.50	4.57	1.13	0.69
Class 2	7-31-2002	-18.38	0.17	4.26	1.38	0.94
MSCI ACWI ex USA Index (Net)[3]	–	-19.42	2.50	4.83	–	–
MSCI ACWI ex USA Value Index (Net)[4]	–	-12.77	1.23	3.76	–	–
Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If these fees and expenses had been reflected, performance would have been lower.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through April 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.69% for Class 1 shares and 0.94% for Class 2 shares. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market- capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[4]	The MSCI ACWI ex USA Value Index (Net) measures the equity market performance of large- and mid-cap securities exhibiting overall value style characteristics across developed and emerging market countries, excluding the U.S. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price, and dividend yield. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.
Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring VT International Equity Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of June 30, 2022[1]
Sanofi SA	3.24
SK Telecom Company Limited	3.20
LONGi Green Energy Technology Company Limited Class A	3.14
Check Point Software Technologies Limited	3.07
Informa plc	2.97
NN Group NV	2.94
Rheinmetall AG	2.85
DNB Bank ASA	2.82
Asahi Breweries Limited	2.80
ORIX Corporation	2.80
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of June 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.
Geographic allocation as of June 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring VT International Equity Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.
	Beginning account value 1-1-2022	Ending account value 6-30-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class 1
Actual	$1,000.00	$ 852.04	$3.17	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.46	0.69%
Class 2
Actual	$1,000.00	$ 847.29	$4.31	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71	0.94%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8  |  Allspring VT International Equity Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Common stocks: 97.50%
Australia: 1.74%
Qantas Airways Limited (Industrials, Airlines) †	335,638	$ 1,035,584
Brazil: 2.10%
CPFL Energia SA (Utilities, Electric utilities)	211,500	1,247,957
Canada: 1.83%
Home Capital Group Incorporated (Financials, Thrifts & mortgage finance)	12,100	228,990
SNC-Lavalin Group Incorporated (Industrials, Construction & engineering)	50,100	861,726
		1,090,716
China: 11.13%
China Resources Land Limited (Real estate, Real estate management & development)	264,000	1,231,381
LONGi Green Energy Technology Company Limited Class A (Information technology, Semiconductors & semiconductor equipment)	188,018	1,871,389
Midea Group Company Limited Class A (Consumer discretionary, Household durables)	167,398	1,510,115
Oppein Home Group Incorporated Class A (Consumer discretionary, Household durables)	40,940	921,506
Topsports International Holdings Limited (Consumer discretionary, Specialty retail) 144A	1,202,000	1,092,198
		6,626,589
France: 7.13%
Compagnie de Saint-Gobain SA (Industrials, Building products)	23,981	1,028,984
Sanofi SA (Health care, Pharmaceuticals)	19,092	1,927,519
Sodexho Alliance SA (Consumer discretionary, Hotels, restaurants & leisure)	18,338	1,288,713
		4,245,216
Germany: 3.27%
Rheinmetall AG (Industrials, Industrial conglomerates)	7,350	1,696,846
Siemens AG (Industrials, Industrial conglomerates)	2,089	212,546
Siemens Energy AG (Industrials, Electrical equipment)	2,465	36,126
		1,945,518
Hong Kong: 0.88%
Xinyi Glass Holdings Limited (Consumer discretionary, Auto components)	219,000	525,256
India: 1.45%
Tech Mahindra Limited (Information technology, IT services)	68,116	862,528
Ireland: 0.89%
Greencore Group plc (Consumer staples, Food products) †	440,166	532,063
Israel: 3.07%
Check Point Software Technologies Limited (Information technology, Software) †	15,001	1,826,822
Italy: 4.74%
Prysmian SpA (Industrials, Electrical equipment)	57,057	1,567,171
UniCredit SpA (Financials, Banks)	131,998	1,253,937
		2,821,108
Japan: 12.05%
Asahi Breweries Limited (Consumer staples, Beverages)	50,800	1,664,255
The accompanying notes are an integral part of these financial statements.

Allspring VT International Equity Fund  |  9

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Hitachi Limited (Industrials, Industrial conglomerates)	31,100	$ 1,475,691
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	271,700	1,460,628
ORIX Corporation (Financials, Diversified financial services)	99,200	1,664,057
Showa Denko KK (Materials, Chemicals)	53,300	905,880
		7,170,511
Netherlands: 6.79%
CNH Industrial NV (Industrials, Machinery)	51,043	589,465
ING Groep NV (Financials, Banks)	113,562	1,122,358
NN Group NV (Financials, Insurance)	38,598	1,753,050
OCI NV (Materials, Chemicals)	17,519	577,942
		4,042,815
Norway: 2.82%
DNB Bank ASA (Financials, Banks)	93,723	1,679,929
South Korea: 7.28%
Coway Company Limited (Consumer discretionary, Household durables)	14,645	720,745
Hana Financial Group Incorporated (Financials, Banks)	12,351	374,316
Samsung Electronics Company Limited GDR (Information technology, Technology hardware, storage & peripherals) 144A	1,026	1,119,366
SK Square Company Limited (Information technology, Semiconductors & semiconductor equipment) †	7,226	217,325
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	47,521	1,903,182
		4,334,934
Thailand: 4.44%
Minor International PCL (Consumer discretionary, Hotels, restaurants & leisure) †	1,221,100	1,174,301
SCB X PCL (Financials, Banks)	487,800	1,469,402
		2,643,703
United Kingdom: 16.25%
ConvaTec Group plc (Health care, Health care equipment & supplies) 144A	476,417	1,301,391
Entain plc (Consumer discretionary, Hotels, restaurants & leisure) †	49,435	749,207
Informa plc (Communication services, Media) †	274,879	1,769,419
Melrose Industries plc (Industrials, Industrial conglomerates)	523,466	953,911
NatWest Group plc (Financials, Banks)	529,380	1,406,757
Nomad Foods Limited (Consumer staples, Food products) †	78,007	1,559,360
Sensata Technologies Holding plc (Industrials, Electrical equipment)	18,026	744,654
Shell plc (Energy, Oil, gas & consumable fuels)	45,824	1,190,379
		9,675,078
United States: 9.64%
Axalta Coating Systems Limited (Materials, Chemicals) †	43,728	966,826
Baker Hughes Incorporated (Energy, Energy equipment & services)	51,275	1,480,309
Berry Global Group Incorporated (Materials, Containers & packaging) †	9,415	514,436
Cognex Corporation (Information technology, Electronic equipment, instruments & components)	16,535	703,068
The accompanying notes are an integral part of these financial statements.

10  |  Allspring VT International Equity Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
United States: (continued)
Gentex Corporation (Consumer discretionary, Auto components)	20,838	$ 582,839
Samsonite International SA (Consumer discretionary, Textiles, apparel & luxury goods) 144A†	747,290	1,487,571
		5,735,049
Total Common stocks (Cost $63,084,527)		58,041,376

		Yield
Short-term investments: 3.50%
Investment companies: 3.50%
Allspring Government Money Market Fund Select Class ♠∞		1.26%	2,081,572	2,081,572
Total Short-term investments (Cost $2,081,572)				2,081,572
Total investments in securities (Cost $65,166,099)	101.00%			60,122,948
Other assets and liabilities, net	(1.00)			(592,483)
Total net assets	100.00%			$59,530,465

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
GDR	Global depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$474,235	$13,792,344	$(12,185,007)	$0	$0	$ 2,081,572	2,081,572	$ 3,635
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	0	7,499,923	(7,499,923)	0	0	0	0	1,352 #
				$0	$0	$2,081,572		$4,987

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Allspring VT International Equity Fund  |  11

Statement of assets and liabilities—June 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $63,084,527)	$ 58,041,376
Investments in affiliated securities, at value (cost $2,081,572)	2,081,572
Foreign currency, at value (cost $91,728)	91,423
Receivable for dividends	401,053
Receivable for investments sold	288,997
Receivable for Fund shares sold	911
Receivable for securities lending income, net	77
Prepaid expenses and other assets	1,104
Total assets	60,906,513
Liabilities
Payable for investments purchased	1,212,713
Payable for Fund shares redeemed	82,884
Management fee payable	13,770
Distribution fee payable	10,029
Administration fees payable	4,085
Trustees’ fees and expenses payable	3,450
Accrued expenses and other liabilities	49,117
Total liabilities	1,376,048
Total net assets	$59,530,465
Net assets consist of
Paid-in capital	$ 64,733,231
Total distributable loss	(5,202,766)
Total net assets	$59,530,465
Computation of net asset value per share
Net assets – Class 1	$ 12,697,200
Shares outstanding – Class 1[1]	7,616,885
Net asset value per share – Class 1	$1.67
Net assets – Class 2	$ 46,833,265
Shares outstanding – Class 2[1]	27,176,317
Net asset value per share – Class 2	$1.72
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring VT International Equity Fund

Statement of operations—six months ended June 30, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $104,658)	$ 1,059,512
Income from affiliated securities	9,683
Total investment income	1,069,195
Expenses
Management fee	266,397
Administration fees
Class 1	5,777
Class 2	20,863
Distribution fee
Class 2	65,120
Custody and accounting fees	32,622
Professional fees	27,939
Shareholder report expenses	24,230
Trustees’ fees and expenses	10,122
Other fees and expenses	12,744
Total expenses	465,814
Less: Fee waivers and/or expense reimbursements
Fund-level	(170,565)
Net expenses	295,249
Net investment income	773,946
Realized and unrealized gains (losses) on investments
Net realized gains on investments	131,150
Net change in unrealized gains (losses) on investments	(11,557,366)
Net realized and unrealized gains (losses) on investments	(11,426,216)
Net decrease in net assets resulting from operations	$(10,652,270)
The accompanying notes are an integral part of these financial statements.

Allspring VT International Equity Fund  |  13

Statement of changes in net assets

	Six months ended June 30, 2022 (unaudited)		Year ended December 31, 2021
Operations
Net investment income		$ 773,946		$ 1,438,545
Net realized gains on investments		131,150		8,785,320
Net change in unrealized gains (losses) on investments		(11,557,366)		(4,975,819)
Net increase (decrease) in net assets resulting from operations		(10,652,270)		5,248,046
Distributions to shareholders from
Net investment income and net realized gains
Class 1		0		(234,100)
Class 2		0		(636,482)
Total distributions to shareholders		0		(870,582)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	153,736	316,698	428,824	852,667
Class 2	382,430	743,925	1,124,312	2,325,463
		1,060,623		3,178,130
Reinvestment of distributions
Class 1	0	0	117,638	234,100
Class 2	0	0	307,479	636,482
		0		870,582
Payment for shares redeemed
Class 1	(720,259)	(1,323,129)	(1,801,937)	(3,540,869)
Class 2	(1,214,449)	(2,318,680)	(3,293,961)	(6,748,163)
		(3,641,809)		(10,289,032)
Net decrease in net assets resulting from capital share transactions		(2,581,186)		(6,240,320)
Total decrease in net assets		(13,233,456)		(1,862,856)
Net assets
Beginning of period		72,763,921		74,626,777
End of period		$ 59,530,465		$ 72,763,921
The accompanying notes are an integral part of these financial statements.

14  |  Allspring VT International Equity Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended December 31
Class 1	Six months ended June 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.96	$1.85	$1.83	$2.85	$5.34	$4.41
Net investment income	0.02	0.04	0.03 [1]	0.06 [1]	0.10 [1]	0.12 [1]
Net realized and unrealized gains (losses) on investments	(0.31)	0.10	0.04	0.34	(0.77)	0.96
Total from investment operations	(0.29)	0.14	0.07	0.40	(0.67)	1.08
Distributions to shareholders from
Net investment income	0.00	(0.03)	(0.05)	(0.13)	(0.61)	(0.15)
Net realized gains	0.00	0.00	0.00	(1.29)	(1.21)	0.00
Total distributions to shareholders	0.00	(0.03)	(0.05)	(1.42)	(1.82)	(0.15)
Net asset value, end of period	$1.67	$1.96	$1.85	$1.83	$2.85	$5.34
Total return[2]	(14.80)%	7.39%	4.31%	16.14%	(16.86)%	24.86%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.13%	1.13%	1.13%	1.12%	0.95%
Net expenses	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Net investment income	2.51%	2.07%	1.59%	2.55%	2.41%	2.41%
Supplemental data
Portfolio turnover rate	34%	65%	80%	48%	51%	55%
Net assets, end of period (000s omitted)	$12,697	$16,019	$17,459	$19,872	$19,315	$28,001

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.
The accompanying notes are an integral part of these financial statements.

Allspring VT International Equity Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended December 31
Class 2	Six months ended June 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$2.03	$1.91	$1.89	$2.89	$5.38	$4.45
Net investment income	0.02	0.04	0.03 [1]	0.05 [1]	0.09 [1]	0.11 [1]
Net realized and unrealized gains (losses) on investments	(0.33)	0.10	0.03	0.36	(0.78)	0.96
Total from investment operations	(0.31)	0.14	0.06	0.41	(0.69)	1.07
Distributions to shareholders from
Net investment income	0.00	(0.02)	(0.04)	(0.12)	(0.59)	(0.14)
Net realized gains	0.00	0.00	0.00	(1.29)	(1.21)	0.00
Total distributions to shareholders	0.00	(0.02)	(0.04)	(1.41)	(1.80)	(0.14)
Net asset value, end of period	$1.72	$2.03	$1.91	$1.89	$2.89	$5.38
Total return[2]	(15.27)%	7.43%	3.83%	16.10%	(17.28)%	24.34%
Ratios to average net assets (annualized)
Gross expenses	1.45%	1.38%	1.38%	1.38%	1.30%	1.20%
Net expenses	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Net investment income	2.27%	1.83%	1.34%	2.30%	1.82%	2.18%
Supplemental data
Portfolio turnover rate	34%	65%	80%	48%	51%	55%
Net assets, end of period (000s omitted)	$46,833	$56,744	$57,167	$61,907	$59,004	$318,202

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring VT International Equity Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Variable Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT International Equity Fund (the "Fund") which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2022, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate.

Allspring VT International Equity Fund  |  17

Notes to financial statements (unaudited)
On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

18  |  Allspring VT International Equity Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2022, the aggregate cost of all investments for federal income tax purposes was $65,654,643 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 3,676,491
Gross unrealized losses	(9,208,186)
Net unrealized losses	$(5,531,695)
As of December 31, 2021, the Fund had capital loss carryforwards which consisted of $318,230 in short-term capital losses and $1,722,342 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring VT International Equity Fund  |  19

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$ 1,035,584	$0	$0	$ 1,035,584
Brazil	1,247,957	0	0	1,247,957
Canada	1,090,716	0	0	1,090,716
China	6,626,589	0	0	6,626,589
France	4,245,216	0	0	4,245,216
Germany	1,945,518	0	0	1,945,518
Hong Kong	525,256	0	0	525,256
India	862,528	0	0	862,528
Ireland	532,063	0	0	532,063
Israel	1,826,822	0	0	1,826,822
Italy	2,821,108	0	0	2,821,108
Japan	7,170,511	0	0	7,170,511
Netherlands	4,042,815	0	0	4,042,815
Norway	1,679,929	0	0	1,679,929
South Korea	4,334,934	0	0	4,334,934
Thailand	2,643,703	0	0	2,643,703
United Kingdom	9,675,078	0	0	9,675,078
United States	5,735,049	0	0	5,735,049
Short-term investments
Investment companies	2,081,572	0	0	2,081,572
Total assets	$60,122,948	$0	$0	$60,122,948
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $5 billion	0.640
Over $10 billion	0.630

20  |  Allspring VT International Equity Fund

Notes to financial statements (unaudited)
For the six months ended June 30, 2022, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account services and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through April 30, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of June 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class 1	0.69%
Class 2	0.94
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2022 were $22,739,381 and $25,314,065, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.

Allspring VT International Equity Fund  |  21

Notes to financial statements (unaudited)
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of June 30, 2022, the Fund did not have any securities on loan.
7. BANK BORROWINGS
The Trust, Allspring Master Trust and Allspring Funds Trust (excluding the money market funds) are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% (0.25% prior to June 7, 2022) of the unused balance is allocated to each participating fund.
For the six months ended June 30, 2022, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in Asia/Pacific ex-Japan and Europe. A fund that invests a substantial portion of its assets in any geographic region may be more affected by changes in that geographic region than would be a fund whose investments are not heavily weighted in any geographic region.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

22  |  Allspring VT International Equity Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-260-5969, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring VT International Equity Fund  |  23

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 136 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

24  |  Allspring VT International Equity Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring VT International Equity Fund  |  25

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

26  |  Allspring VT International Equity Fund

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Variable Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Fund, which is reasonably designed to assess and manage the Fund's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund's investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Funds were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Allspring VT International Equity Fund  |  27

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-260-5969 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0722-00683 08-22
SVT3/SAR140 06-22

Semi-Annual Report
June 30, 2022
Allspring
VT Omega Growth Fund

The views expressed and any forward-looking statements are as of June 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring VT Omega Growth Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring VT Omega Growth Fund for the six-month period that ended June 30, 2022. Globally, stocks experienced heightened volatility through the period as the global economy faced multiple challenges. Bonds also had poor performance during a difficult period, with major fixed income indexes all down for the six-month period.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were more than offset by the highest rate of inflation in four decades, concerns about aggressive central bank rate hikes, more highly contagious COVID-19 variants, and the Russia-Ukraine war. The impact of already-significant supply chain disruptions was made worse by China’s COVID-19 lockdowns.
For the six-month period, U.S. large-cap stocks, non-U.S. developed market equities, and emerging market stocks had substantial losses. Returns by fixed income securities were negative as rising inflation posed ongoing challenges. For the period, U.S. stocks, based on the S&P 500 Index,1 returned -19.96%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -18.42%, while the MSCI EM Index (Net) (USD),3 lost 17.63%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -10.35%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 lost 16.49%, the Bloomberg Municipal Bond Index,6 lost 8.98%, and the ICE BofA U.S. High Yield Index,7 fell 14.04%.
Rising inflation, COVID, and the Russian invasion of Ukraine drove market performance.
The 2022 calendar year began with a focus on potential U.S. interest rate hikes and the Russia-Ukraine conflict. In response to rising inflation, the U.S. Federal Reserve (Fed) hinted that a March rate hike was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Meanwhile, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring VT Omega Growth Fund

Letter to shareholders (unaudited)
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodity markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and indications of growth.
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak, creating a global ripple effect that compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Fed monetary tightening moves.
Market volatility continued in May, although markets recovered ground late in the month. Value stocks continued to outperform growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that exacerbated high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with broad expectations of multiple rate hikes to come. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. The U.S. recorded a 3.6% unemployment rate, although labor market participation remained low. U.S. retail sales increased for the fourth consecutive month in April, indicating continued consumer resilience.
A historically bad year in financial markets continued in June with stocks posting further losses enroute to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the same factors that have been at play: rising global inflation and fears of recession as central banks increase rates to try to curb inflation, which climbed above 9% in June in the U.S. The Fed raised its short-term rate by another 0.75% in June, ending the month at a 1.50%–1.75% range. Meanwhile, U.S. economic data remained relatively robust as the U.S. unemployment rate held steady at 3.6% and the housing market was only marginally affected, so far, by sharply higher mortgage rates.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodity markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”
“ A historically bad year in financial markets continued in June with stocks posting further losses enroute to their worst first half of a year in 50 years.”

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Allspring VT Omega Growth Fund  |  3

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and has had severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Updates” for further information.

4  |  Allspring VT Omega Growth Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael T. Smith, CFA®‡, Christopher J. Warner, CFA®‡

Average annual total returns (%) as of June 30, 2022
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Class 1	3-6-1997	-33.09	10.61	12.09	0.78	0.75
Class 2	7-31-2002	-33.22	10.36	11.83	1.03	1.00
Russell 3000® Growth Index[3]	–	-19.78	13.63	14.41	–	–
Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If these fees and expenses had been reflected, performance would have been lower.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through April 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class 1 shares and 1.00% for Class 2 shares. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. This fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.
Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring VT Omega Growth Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of June 30, 2022[1]
Microsoft Corporation	10.81
Amazon.com Incorporated	7.13
Alphabet Incorporated Class A	6.80
Visa Incorporated Class A	5.08
The Home Depot Incorporated	2.93
UnitedHealth Group Incorporated	2.64
Cadence Design Systems Incorporated	2.48
ServiceNow Incorporated	2.30
Waste Connections Incorporated	2.28
Union Pacific Corporation	2.26
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of June 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring VT Omega Growth Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.
	Beginning account value 1-1-2022	Ending account value 6-30-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class 1
Actual	$1,000.00	$ 636.61	$3.04	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Class 2
Actual	$1,000.00	$ 636.12	$3.93	0.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.98	$4.86	0.97%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8  |  Allspring VT Omega Growth Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Common stocks: 98.15%
Communication services: 12.75%
Entertainment: 2.91%
Roku Incorporated †	3,900	$ 320,346
Spotify Technology SA †	8,600	806,938
Warner Music Group Corporation Class A	28,200	686,952
		1,814,236
Interactive media & services: 9.84%
Alphabet Incorporated Class A †	1,945	4,238,661
Alphabet Incorporated Class C †	184	402,491
Match Group Incorporated †	12,187	849,312
ZoomInfo Technologies Incorporated †	19,200	638,208
		6,128,672
Consumer discretionary: 17.27%
Auto components: 1.09%
Aptiv plc †	7,600	676,932
Automobiles: 1.32%
Ferrari NV	4,500	825,660
Hotels, restaurants & leisure: 1.91%
Chipotle Mexican Grill Incorporated †	910	1,189,607
Internet & direct marketing retail: 8.84%
Amazon.com Incorporated †	41,840	4,443,826
Doordash Incorporated †	5,000	320,850
MercadoLibre Incorporated †	1,163	740,680
		5,505,356
Specialty retail: 2.93%
The Home Depot Incorporated	6,651	1,824,170
Textiles, apparel & luxury goods: 1.18%
lululemon athletica Incorporated †	2,700	736,047
Financials: 2.74%
Capital markets: 2.74%
Intercontinental Exchange Incorporated	10,000	940,400
MarketAxess Holdings Incorporated	2,999	767,774
		1,708,174
Health care: 13.41%
Health care equipment & supplies: 8.42%
Abiomed Incorporated †	2,600	643,526
Align Technology Incorporated †	3,100	733,677
DexCom Incorporated †	14,000	1,043,420
Edwards Lifesciences Corporation †	9,800	931,882
Inari Medical Incorporated †	12,400	843,076
Intuitive Surgical Incorporated †	5,240	1,051,720
		5,247,301
The accompanying notes are an integral part of these financial statements.

Allspring VT Omega Growth Fund  |  9

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Health care providers & services: 4.43%
Centene Corporation †	13,200	$ 1,116,852
UnitedHealth Group Incorporated	3,196	1,641,561
		2,758,413
Life sciences tools & services: 0.56%
Bio-Techne Corporation	1,000	346,640
Industrials: 7.37%
Commercial services & supplies: 2.28%
Waste Connections Incorporated	11,446	1,418,846
Machinery: 1.20%
Deere & Company	2,500	748,675
Professional services: 1.63%
Equifax Incorporated	5,550	1,014,429
Road & rail: 2.26%
Union Pacific Corporation	6,600	1,407,648
Information technology: 40.71%
Communications equipment: 1.78%
Motorola Solutions Incorporated	5,300	1,110,880
Electronic equipment, instruments & components: 3.88%
Cognex Corporation	13,400	569,768
Teledyne Technologies Incorporated †	2,800	1,050,308
Zebra Technologies Corporation Class A †	2,700	793,665
		2,413,741
IT services: 13.19%
Adyen NV ADR †	42,000	613,620
Fiserv Incorporated †	12,160	1,081,875
Globant SA †	2,600	452,400
MongoDB Incorporated †	3,400	882,300
PayPal Holdings Incorporated †	11,741	819,991
Snowflake Incorporated Class A †	3,500	486,710
Square Incorporated Class A †	11,582	711,830
Visa Incorporated Class A	16,090	3,167,960
		8,216,686
Semiconductors & semiconductor equipment: 1.20%
Advanced Micro Devices Incorporated †	9,800	749,406
Software: 20.66%
Atlassian Corporation plc Class A †	4,193	785,768
Bill.com Holdings Incorporated †	6,700	736,598
Cadence Design Systems Incorporated †	10,300	1,545,309
Crowdstrike Holdings Incorporated Class A †	5,700	960,792
Datadog Incorporated Class A †	7,100	676,204
Microsoft Corporation	26,223	6,734,854
ServiceNow Incorporated †	3,010	1,431,315
		12,870,840
The accompanying notes are an integral part of these financial statements.

10  |  Allspring VT Omega Growth Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Materials: 2.00%
Chemicals: 2.00%
The Sherwin-Williams Company	5,570	$ 1,247,179
Real estate: 1.90%
Equity REITs: 1.90%
SBA Communications Corporation	3,700	1,184,185
Total Common stocks (Cost $42,114,633)		61,143,723

		Yield
Short-term investments: 2.00%
Investment companies: 2.00%
Allspring Government Money Market Fund Select Class ♠∞		1.26%	1,248,075	1,248,075
Total Short-term investments (Cost $1,248,075)				1,248,075
Total investments in securities (Cost $43,362,708)	100.15%			62,391,798
Other assets and liabilities, net	(0.15)			(95,521)
Total net assets	100.00%			$62,296,277

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,155,987	$11,092,460	$(11,000,372)	$0	$0	$ 1,248,075	1,248,075	$ 1,712
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	606,100	17,400	(623,500)	0	0	0	0	7 #
				$0	$0	$1,248,075		$1,719

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Allspring VT Omega Growth Fund  |  11

Statement of assets and liabilities—June 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $42,114,633)	$ 61,143,723
Investments in affiliated securities, at value (cost $1,248,075)	1,248,075
Receivable for Fund shares sold	16,194
Receivable for dividends	11,025
Prepaid expenses and other assets	761
Total assets	62,419,778
Liabilities
Payable for Fund shares redeemed	42,789
Management fee payable	26,459
Professional fees payable	18,483
Distribution fee payable	6,731
Administration fees payable	4,247
Trustees’ fees and expenses payable	1,718
Accrued expenses and other liabilities	23,074
Total liabilities	123,501
Total net assets	$62,296,277
Net assets consist of
Paid-in capital	$ 20,060,299
Total distributable earnings	42,235,978
Total net assets	$62,296,277
Computation of net asset value per share
Net assets – Class 1	$ 28,767,470
Shares outstanding – Class 1[1]	1,033,942
Net asset value per share – Class 1	$27.82
Net assets – Class 2	$ 33,528,807
Shares outstanding – Class 2[1]	1,264,431
Net asset value per share – Class 2	$26.52
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring VT Omega Growth Fund

Statement of operations—six months ended June 30, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $1,406)	$ 156,083
Income from affiliated securities	1,746
Total investment income	157,829
Expenses
Management fee	233,141
Administration fees
Class 1	14,491
Class 2	16,594
Distribution fee
Class 2	37,809
Custody and accounting fees	6,015
Professional fees	23,590
Shareholder report expenses	14,597
Trustees’ fees and expenses	10,122
Other fees and expenses	1,001
Total expenses	357,360
Less: Fee waivers and/or expense reimbursements
Fund-level	(15,367)
Class 1	(5,924)
Net expenses	336,069
Net investment loss	(178,240)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	7,059,431
Net change in unrealized gains (losses) on investments	(43,928,249)
Net realized and unrealized gains (losses) on investments	(36,868,818)
Net decrease in net assets resulting from operations	$(37,047,058)
The accompanying notes are an integral part of these financial statements.

Allspring VT Omega Growth Fund  |  13

Statement of changes in net assets

	Six months ended June 30, 2022 (unaudited)		Year ended December 31, 2021
Operations
Net investment loss		$ (178,240)		$ (615,444)
Net realized gains on investments		7,059,431		16,445,379
Net change in unrealized gains (losses) on investments		(43,928,249)		(345,019)
Net increase (decrease) in net assets resulting from operations		(37,047,058)		15,484,916
Distributions to shareholders from
Net investment income and net realized gains
Class 1		0		(5,286,804)
Class 2		0		(6,226,350)
Total distributions to shareholders		0		(11,513,154)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	6,491	207,541	39,946	1,745,185
Class 2	50,057	1,649,983	78,152	3,228,891
		1,857,524		4,974,076
Reinvestment of distributions
Class 1	0	0	126,388	5,286,804
Class 2	0	0	155,815	6,226,350
		0		11,513,154
Payment for shares redeemed
Class 1	(92,761)	(3,148,663)	(231,730)	(10,127,284)
Class 2	(222,142)	(8,202,851)	(228,150)	(9,466,450)
		(11,351,514)		(19,593,734)
Net decrease in net assets resulting from capital share transactions		(9,493,990)		(3,106,504)
Total increase (decrease) in net assets		(46,541,048)		865,258
Net assets
Beginning of period		108,837,325		107,972,067
End of period		$ 62,296,277		$108,837,325
The accompanying notes are an integral part of these financial statements.

14  |  Allspring VT Omega Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended December 31
Class 1	Six months ended June 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$43.70	$42.28	$31.89	$26.27	$28.99	$22.20
Net investment loss	(0.00) [1]	(0.19) [2]	(0.07)	(0.03) [2]	(0.03) [2]	(0.02) [2]
Net realized and unrealized gains (losses) on investments	(15.88)	6.43	13.27	9.69	0.62	7.68
Total from investment operations	(15.88)	6.24	13.20	9.66	0.59	7.66
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.06)
Net realized gains	0.00	(4.82)	(2.81)	(4.04)	(3.31)	(0.81)
Total distributions to shareholders	0.00	(4.82)	(2.81)	(4.04)	(3.31)	(0.87)
Net asset value, end of period	$27.82	$43.70	$42.28	$31.89	$26.27	$28.99
Total return[3]	(36.34)%	15.27%	43.41%	37.39%	0.52%	34.95%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.78%	0.80%	0.82%	0.81%	0.82%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.34)%	(0.43)%	(0.27)%	(0.08)%	(0.10)%	(0.07)%
Supplemental data
Portfolio turnover rate	14%	25%	24%	31%	46%	67%
Net assets, end of period (000s omitted)	$28,767	$48,949	$50,122	$40,001	$33,043	$38,687

[1]	Amount is more than $(0.005)
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.
The accompanying notes are an integral part of these financial statements.

Allspring VT Omega Growth Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended December 31
Class 2	Six months ended June 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$41.69	$40.43	$30.55	$25.23	$27.91	$21.38
Net investment loss	(0.09) [1]	(0.28)	(0.17) [1]	(0.10) [1]	(0.11)	(0.08) [1]
Net realized and unrealized gains (losses) on investments	(15.08)	6.14	12.73	9.29	0.61	7.39
Total from investment operations	(15.17)	5.86	12.56	9.19	0.50	7.31
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.00) [2]
Net realized gains	0.00	(4.60)	(2.68)	(3.87)	(3.18)	(0.78)
Total distributions to shareholders	0.00	(4.60)	(2.68)	(3.87)	(3.18)	(0.78)
Net asset value, end of period	$26.52	$41.69	$40.43	$30.55	$25.23	$27.91
Total return[3]	(36.39)%	14.97%	43.18%	37.04%	0.28%	34.60%
Ratios to average net assets (annualized)
Gross expenses	1.00%	1.02%	1.04%	1.06%	1.06%	1.07%
Net expenses	0.97%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment loss	(0.56)%	(0.68)%	(0.52)%	(0.33)%	(0.35)%	(0.31)%
Supplemental data
Portfolio turnover rate	14%	25%	24%	31%	46%	67%
Net assets, end of period (000s omitted)	$33,529	$59,888	$57,850	$50,843	$48,500	$54,334

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring VT Omega Growth Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Variable Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Omega Growth Fund (the "Fund") which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or

Allspring VT Omega Growth Fund  |  17

Notes to financial statements (unaudited)
costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2022, the aggregate cost of all investments for federal income tax purposes was $43,219,742 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$27,486,062
Gross unrealized losses	(8,314,006)
Net unrealized gains	$19,172,056
Class allocations
The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

18  |  Allspring VT Omega Growth Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 7,942,908	$0	$0	$ 7,942,908
Consumer discretionary	10,757,772	0	0	10,757,772
Financials	1,708,174	0	0	1,708,174
Health care	8,352,354	0	0	8,352,354
Industrials	4,589,598	0	0	4,589,598
Information technology	25,361,553	0	0	25,361,553
Materials	1,247,179	0	0	1,247,179
Real estate	1,184,185	0	0	1,184,185
Short-term investments
Investment companies	1,248,075	0	0	1,248,075
Total assets	$62,391,798	$0	$0	$62,391,798
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.550
Next $1 billion	0.500
Next $2 billion	0.475
Next $1 billion	0.450
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended June 30, 2022, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Allspring VT Omega Growth Fund  |  19

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account services and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through April 30, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of June 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class 1	0.75%
Class 2	1.00
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2022 were $125,719,476 and $434,678,261, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of June 30, 2022, the Fund did not have any securities on loan.
7. BANK BORROWINGS
The Trust, Allspring Master Trust and Allspring Funds Trust (excluding the money market funds) are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing

20  |  Allspring VT Omega Growth Fund

Notes to financial statements (unaudited)
rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% (0.25% prior to June 7, 2022) of the unused balance is allocated to each participating fund.
For the six months ended June 30, 2022, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring VT Omega Growth Fund  |  21

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-260-5969, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

22  |  Allspring VT Omega Growth Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 136 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring VT Omega Growth Fund  |  23

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

24  |  Allspring VT Omega Growth Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring VT Omega Growth Fund  |  25

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Variable Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Fund, which is reasonably designed to assess and manage the Fund's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund's investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Funds were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

26  |  Allspring VT Omega Growth Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-260-5969 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0722-00685 08-22
SVT5/SAR142 06-22

Semi-Annual Report
June 30, 2022
Allspring VT Opportunity Fund

The views expressed and any forward-looking statements are as of June 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring VT Opportunity Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring VT Opportunity Fund for the six-month period that ended June 30, 2022. Globally, stocks experienced heightened volatility through the period as the global economy faced multiple challenges. Bonds also had poor performance during a difficult period, with major fixed income indexes all down for the six-month period.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were more than offset by the highest rate of inflation in four decades, concerns about aggressive central bank rate hikes, more highly contagious COVID-19 variants, and the Russia-Ukraine war. The impact of already-significant supply chain disruptions was made worse by China’s COVID-19 lockdowns.
For the six-month period, U.S. large-cap stocks, non-U.S. developed market equities, and emerging market stocks had substantial losses. Returns by fixed income securities were negative as rising inflation posed ongoing challenges. For the period, U.S. stocks, based on the S&P 500 Index,1 returned -19.96%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -18.42%, while the MSCI EM Index (Net) (USD),3 lost 17.63%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -10.35%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 lost 16.49%, the Bloomberg Municipal Bond Index,6 lost 8.98%, and the ICE BofA U.S. High Yield Index,7 fell 14.04%.
Rising inflation, COVID, and the Russian invasion of Ukraine drove market performance.
The 2022 calendar year began with a focus on potential U.S. interest rate hikes and the Russia-Ukraine conflict. In response to rising inflation, the U.S. Federal Reserve (Fed) hinted that a March rate hike was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Meanwhile, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring VT Opportunity Fund

Letter to shareholders (unaudited)
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodity markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and indications of growth.
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak, creating a global ripple effect that compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Fed monetary tightening moves.
Market volatility continued in May, although markets recovered ground late in the month. Value stocks continued to outperform growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that exacerbated high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with broad expectations of multiple rate hikes to come. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. The U.S. recorded a 3.6% unemployment rate, although labor market participation remained low. U.S. retail sales increased for the fourth consecutive month in April, indicating continued consumer resilience.
A historically bad year in financial markets continued in June with stocks posting further losses enroute to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the same factors that have been at play: rising global inflation and fears of recession as central banks increase rates to try to curb inflation, which climbed above 9% in June in the U.S. The Fed raised its short-term rate by another 0.75% in June, ending the month at a 1.50%–1.75% range. Meanwhile, U.S. economic data remained relatively robust as the U.S. unemployment rate held steady at 3.6% and the housing market was only marginally affected, so far, by sharply higher mortgage rates.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodity markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”
“ A historically bad year in financial markets continued in June with stocks posting further losses enroute to their worst first half of a year in 50 years.”

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Allspring VT Opportunity Fund  |  3

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and has had severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Updates” for further information.

4  |  Allspring VT Opportunity Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kurt Gunderson, Christopher G. Miller, CFA®‡

Average annual total returns (%) as of June 30, 2022
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Class 1 [3]	8-26-2011	-15.75	9.70	11.60	0.85	0.75
Class 2	5-8-1992	-15.95	9.44	11.33	1.10	1.00
Russell 3000® Index[4]	–	-13.87	10.60	12.57	–	–
Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If these fees and expenses had been reflected, performance would have been lower.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through April 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class 1 shares and 1.00% for Class 2 shares. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for Class 1 shares prior to their inception reflects the performance of the Class 2 shares, and includes the higher expenses applicable to the Class 2 shares. If these expenses had not been included, returns for the Class 1 shares would be higher.
[4]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.
Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring VT Opportunity Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of June 30, 2022[1]
Apple Incorporated	4.65
Alphabet Incorporated Class C	4.52
Amazon.com Incorporated	3.63
Salesforce.com Incorporated	2.72
Texas Instruments Incorporated	2.66
MasterCard Incorporated Class A	2.52
Teledyne Technologies Incorporated	2.18
Meta Platforms Incorporated Class A	2.13
The Home Depot Incorporated	2.02
T-Mobile US Incorporated	1.98
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of June 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring VT Opportunity Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.
	Beginning account value 1-1-2022	Ending account value 6-30-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class 1
Actual	$1,000.00	$ 770.31	$3.29	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Class 2
Actual	$1,000.00	$ 769.49	$4.39	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8  |  Allspring VT Opportunity Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Common stocks: 98.35%
Communication services: 8.64%
Interactive media & services: 6.66%
Alphabet Incorporated Class C †	3,335	$ 7,295,146
Meta Platforms Incorporated Class A †	21,332	3,439,785
		10,734,931
Wireless telecommunication services: 1.98%
T-Mobile US Incorporated †	23,762	3,196,939
Consumer discretionary: 11.30%
Internet & direct marketing retail: 3.85%
Amazon.com Incorporated †	55,085	5,850,578
Farfetch Limited Class A †	50,946	364,773
		6,215,351
Multiline retail: 1.95%
Dollar General Corporation	12,780	3,136,723
Specialty retail: 4.13%
Burlington Stores Incorporated †	12,587	1,714,727
The Home Depot Incorporated	11,882	3,258,876
Ulta Beauty Incorporated †	4,371	1,684,933
		6,658,536
Textiles, apparel & luxury goods: 1.37%
Deckers Outdoor Corporation †	8,644	2,207,245
Consumer staples: 2.66%
Food & staples retailing: 1.34%
Sysco Corporation	25,537	2,163,239
Household products: 1.32%
Church & Dwight Company Incorporated	22,929	2,124,601
Financials: 5.60%
Capital markets: 3.93%
Intercontinental Exchange Incorporated	23,837	2,241,631
S&P Global Incorporated	6,313	2,127,860
The Charles Schwab Corporation	31,227	1,972,922
		6,342,413
Insurance: 1.67%
Marsh & McLennan Companies Incorporated	17,351	2,693,743
Health care: 11.03%
Health care equipment & supplies: 4.58%
Align Technology Incorporated †	3,055	723,027
Boston Scientific Corporation †	70,254	2,618,367
LivaNova plc †	36,575	2,284,840
Medtronic plc	19,668	1,765,203
		7,391,437
The accompanying notes are an integral part of these financial statements.

Allspring VT Opportunity Fund  |  9

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Health care providers & services: 1.87%
UnitedHealth Group Incorporated	5,870	$ 3,015,008
Health care technology: 0.46%
Schrodinger Incorporated †	27,957	738,344
Life sciences tools & services: 4.12%
Agilent Technologies Incorporated	16,400	1,947,828
Bio-Rad Laboratories Incorporated Class A †	3,800	1,881,000
Thermo Fisher Scientific Incorporated	5,198	2,823,969
		6,652,797
Industrials: 16.79%
Aerospace & defense: 1.30%
MTU Aero Engines AG	11,545	2,101,524
Building products: 2.73%
Carlisle Companies Incorporated	12,759	3,044,425
The AZEK Company Incorporated †	80,843	1,353,312
		4,397,737
Commercial services & supplies: 1.89%
Republic Services Incorporated	23,342	3,054,768
Electrical equipment: 1.35%
Regal Rexnord Corporation	19,108	2,169,140
Machinery: 4.34%
Fortive Corporation	49,778	2,706,928
Ingersoll Rand Incorporated	61,653	2,594,358
SPX Corporation †	32,142	1,698,383
		6,999,669
Professional services: 2.58%
CoStar Group Incorporated †	33,490	2,023,131
Dun & Bradstreet Holdings Incorporated †	141,960	2,133,659
		4,156,790
Trading companies & distributors: 2.60%
Air Lease Corporation	63,121	2,110,135
United Rentals Incorporated †	8,596	2,088,054
		4,198,189
Information technology: 28.81%
Electronic equipment, instruments & components: 4.16%
Amphenol Corporation Class A	49,525	3,188,420
Teledyne Technologies Incorporated †	9,394	3,523,783
		6,712,203
IT services: 5.55%
Fidelity National Information Services Incorporated	31,938	2,927,756
Genpact Limited	46,425	1,966,563
MasterCard Incorporated Class A	12,860	4,057,073
		8,951,392
The accompanying notes are an integral part of these financial statements.

10  |  Allspring VT Opportunity Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 3.73%
Marvell Technology Incorporated	39,742	$ 1,729,969
Texas Instruments Incorporated	27,927	4,290,984
		6,020,953
Software: 10.72%
Black Knight Incorporated †	25,196	1,647,566
Fair Isaac Corporation †	6,100	2,445,490
Palo Alto Networks Incorporated †	4,227	2,087,884
Riskified Limited Class A †«	64,252	285,279
Salesforce.com Incorporated †	26,565	4,384,288
ServiceNow Incorporated †	5,063	2,407,558
Splunk Incorporated †	22,292	1,971,950
Workday Incorporated Class A †	14,710	2,053,222
		17,283,237
Technology hardware, storage & peripherals: 4.65%
Apple Incorporated	54,880	7,503,194
Materials: 4.79%
Chemicals: 4.03%
Ashland Global Holdings Incorporated	22,614	2,330,373
Olin Corporation	37,063	1,715,276
The Sherwin-Williams Company	10,937	2,448,904
		6,494,553
Metals & mining: 0.76%
Steel Dynamics Incorporated	18,631	1,232,441
Real estate: 8.73%
Equity REITs: 8.73%
American Tower Corporation	10,972	2,804,333
Duke Realty Corporation	43,109	2,368,840
Equinix Incorporated	4,659	3,061,056
Sun Communities Incorporated	18,474	2,944,017
VICI Properties Incorporated	97,656	2,909,172
		14,087,418
Total Common stocks (Cost $130,631,601)		158,634,515

		Yield
Short-term investments: 1.93%
Investment companies: 1.93%
Allspring Government Money Market Fund Select Class ♠∞		1.26%	2,800,865	2,800,865
Securities Lending Cash Investments LLC ♠∩∞		1.56	318,500	318,500
Total Short-term investments (Cost $3,119,365)				3,119,365
Total investments in securities (Cost $133,750,966)	100.28%			161,753,880
Other assets and liabilities, net	(0.28)			(451,589)
Total net assets	100.00%			$161,302,291

The accompanying notes are an integral part of these financial statements.

Allspring VT Opportunity Fund  |  11

Portfolio of investments—June 30, 2022 (unaudited)

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,561,097	$16,441,318	$(15,201,550)	$0	$0	$ 2,800,865	2,800,865	$ 2,571
Securities Lending Cash Investments LLC	4,058,435	3,704,335	(7,444,270)	0	0	318,500	318,500	1,099 #
				$0	$0	$3,119,365		$3,670

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring VT Opportunity Fund

Statement of assets and liabilities—June 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $298,116 of securities loaned), at value (cost $130,631,601)	$ 158,634,515
Investments in affiliated securities, at value (cost $3,119,365)	3,119,365
Receivable for investments sold	4,837,380
Receivable for dividends	197,057
Receivable for Fund shares sold	7,258
Receivable for securities lending income, net	76
Prepaid expenses and other assets	1,353
Total assets	166,797,004
Liabilities
Payable for investments purchased	4,965,622
Payable upon receipt of securities loaned	318,500
Management fee payable	77,167
Payable for Fund shares redeemed	42,697
Distribution fee payable	28,782
Administration fees payable	10,964
Trustees’ fees and expenses payable	8,934
Accrued expenses and other liabilities	42,047
Total liabilities	5,494,713
Total net assets	$161,302,291
Net assets consist of
Paid-in capital	$ 87,107,455
Total distributable earnings	74,194,836
Total net assets	$161,302,291
Computation of net asset value per share
Net assets – Class 1	$ 25,523,288
Shares outstanding – Class 1[1]	947,735
Net asset value per share – Class 1	$26.93
Net assets – Class 2	$ 135,779,003
Shares outstanding – Class 2[1]	5,022,528
Net asset value per share – Class 2	$27.03
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

Allspring VT Opportunity Fund  |  13

Statement of operations—six months ended June 30, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $3,978)	$ 774,561
Income from affiliated securities	4,643
Total investment income	779,204
Expenses
Management fee	642,602
Administration fees
Class 1	11,501
Class 2	61,939
Distribution fee
Class 2	191,848
Custody and accounting fees	8,592
Professional fees	25,369
Shareholder report expenses	23,891
Trustees’ fees and expenses	15,819
Other fees and expenses	7,924
Total expenses	989,485
Less: Fee waivers and/or expense reimbursements
Fund-level	(107,861)
Net expenses	881,624
Net investment loss	(102,420)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	12,913,154
Net change in unrealized gains (losses) on investments	(62,478,319)
Net realized and unrealized gains (losses) on investments	(49,565,165)
Net decrease in net assets resulting from operations	$(49,667,585)
The accompanying notes are an integral part of these financial statements.

14  |  Allspring VT Opportunity Fund

Statement of changes in net assets

	Six months ended June 30, 2022 (unaudited)		Year ended December 31, 2021
Operations
Net investment loss		$ (102,420)		$ (488,072)
Net realized gains on investments		12,913,154		34,674,337
Net change in unrealized gains (losses) on investments		(62,478,319)		12,426,757
Net increase (decrease) in net assets resulting from operations		(49,667,585)		46,613,022
Distributions to shareholders from
Net investment income and net realized gains
Class 1		0		(1,721,579)
Class 2		0		(8,980,638)
Total distributions to shareholders		0		(10,702,217)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	7,364	228,100	14,838	488,248
Class 2	34,353	1,044,577	92,298	3,047,866
		1,272,677		3,536,114
Reinvestment of distributions
Class 1	0	0	53,415	1,721,579
Class 2	0	0	276,924	8,980,638
		0		10,702,217
Payment for shares redeemed
Class 1	(42,932)	(1,338,823)	(172,775)	(5,602,343)
Class 2	(326,572)	(10,084,878)	(701,988)	(22,829,650)
		(11,423,701)		(28,431,993)
Net decrease in net assets resulting from capital share transactions		(10,151,024)		(14,193,662)
Total increase (decrease) in net assets		(59,818,609)		21,717,143
Net assets
Beginning of period		221,120,900		199,403,757
End of period		$161,302,291		$221,120,900
The accompanying notes are an integral part of these financial statements.

Allspring VT Opportunity Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended December 31
Class 1	Six months ended June 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$34.96	$29.48	$26.56	$22.76	$27.05	$24.60
Net investment income (loss)	0.01	(0.01)	0.09	0.17	0.15	0.13
Net realized and unrealized gains (losses) on investments	(8.04)	7.25	5.03	6.84	(1.69)	4.77
Total from investment operations	(8.03)	7.24	5.12	7.01	(1.54)	4.90
Distributions to shareholders from
Net investment income	0.00	(0.08)	(0.19)	(0.15)	(0.12)	(0.25)
Net realized gains	0.00	(1.68)	(2.01)	(3.06)	(2.63)	(2.20)
Total distributions to shareholders	0.00	(1.76)	(2.20)	(3.21)	(2.75)	(2.45)
Net asset value, end of period	$26.93	$34.96	$29.48	$26.56	$22.76	$27.05
Total return[1]	(22.97)%	25.06%	21.32%	31.81%	(6.93)%	20.72%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.84%	0.86%	0.85%	0.84%	0.86%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.10%	(0.02)%	0.31%	0.67%	0.52%	0.43%
Supplemental data
Portfolio turnover rate	12%	27%	42%	25%	31%	36%
Net assets, end of period (000s omitted)	$25,523	$34,376	$32,066	$30,811	$27,165	$33,843

[1]	Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring VT Opportunity Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended December 31
Class 2	Six months ended June 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$35.14	$29.63	$26.68	$22.85	$27.14	$24.67
Net investment income (loss)	(0.02)	(0.09)	0.03	0.11	0.08	0.06
Net realized and unrealized gains (losses) on investments	(8.09)	7.29	5.05	6.86	(1.69)	4.79
Total from investment operations	(8.11)	7.20	5.08	6.97	(1.61)	4.85
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.12)	(0.08)	(0.05)	(0.18)
Net realized gains	0.00	(1.68)	(2.01)	(3.06)	(2.63)	(2.20)
Total distributions to shareholders	0.00	(1.69)	(2.13)	(3.14)	(2.68)	(2.38)
Net asset value, end of period	$27.03	$35.14	$29.63	$26.68	$22.85	$27.14
Total return[1]	(23.05)%	24.78%	21.00%	31.46%	(7.15)%	20.44%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.10%	1.11%	1.10%	1.09%	1.11%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.15)%	(0.27)%	0.06%	0.42%	0.27%	0.18%
Supplemental data
Portfolio turnover rate	12%	27%	42%	25%	31%	36%
Net assets, end of period (000s omitted)	$135,779	$186,745	$167,338	$158,216	$134,972	$165,992

[1]	Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.
The accompanying notes are an integral part of these financial statements.

Allspring VT Opportunity Fund  |  17

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Variable Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Opportunity Fund (the "Fund") which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2022, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.

18  |  Allspring VT Opportunity Fund

Notes to financial statements (unaudited)
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Allspring VT Opportunity Fund  |  19

Notes to financial statements (unaudited)
As of June 30, 2022, the aggregate cost of all investments for federal income tax purposes was $133,689,505 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 41,273,724
Gross unrealized losses	(13,209,349)
Net unrealized gains	$ 28,064,375
Class allocations
The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 13,931,870	$0	$0	$ 13,931,870
Consumer discretionary	18,217,855	0	0	18,217,855
Consumer staples	4,287,840	0	0	4,287,840
Financials	9,036,156	0	0	9,036,156
Health care	17,797,586	0	0	17,797,586
Industrials	27,077,817	0	0	27,077,817
Information technology	46,470,979	0	0	46,470,979
Materials	7,726,994	0	0	7,726,994
Real estate	14,087,418	0	0	14,087,418
Short-term investments
Investment companies	3,119,365	0	0	3,119,365
Total assets	$161,753,880	$0	$0	$161,753,880
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.

20  |  Allspring VT Opportunity Fund

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $5 billion	0.590
Over $10 billion	0.580
For the six months ended June 30, 2022, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account services and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through April 30, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of June 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class 1	0.75%
Class 2	1.00

Allspring VT Opportunity Fund  |  21

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2022 were $26,995,744 and $42,107,282, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of June 30, 2022, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
JPMorgan Securities LLC	$298,116	$(298,116)	$0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust, Allspring Master Trust and Allspring Funds Trust (excluding the money market funds) are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% (0.25% prior to June 7, 2022) of the unused balance is allocated to each participating fund.
For the six months ended June 30, 2022, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the

22  |  Allspring VT Opportunity Fund

Notes to financial statements (unaudited)
normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring VT Opportunity Fund  |  23

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-260-5969, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

24  |  Allspring VT Opportunity Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 136 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring VT Opportunity Fund  |  25

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

26  |  Allspring VT Opportunity Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring VT Opportunity Fund  |  27

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Variable Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Fund, which is reasonably designed to assess and manage the Fund's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund's investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Funds were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

28  |  Allspring VT Opportunity Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-260-5969 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0722-00684 08-22
SVT6/SAR143 06-22

Semi-Annual Report
June 30, 2022
Allspring
VT Small Cap Growth Fund

The views expressed and any forward-looking statements are as of June 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring VT Small Cap Growth Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring VT Small Cap Growth Fund for the six-month period that ended June 30, 2022. Globally, stocks experienced heightened volatility through the period as the global economy faced multiple challenges. Bonds also had poor performance during a difficult period, with major fixed income indexes all down for the six-month period.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were more than offset by the highest rate of inflation in four decades, concerns about aggressive central bank rate hikes, more highly contagious COVID-19 variants, and the Russia-Ukraine war. The impact of already-significant supply chain disruptions was made worse by China’s COVID-19 lockdowns.
For the six-month period, U.S. large-cap stocks, non-U.S. developed market equities, and emerging market stocks had substantial losses. Returns by fixed income securities were negative as rising inflation posed ongoing challenges. For the period, U.S. stocks, based on the S&P 500 Index,1 returned -19.96%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -18.42%, while the MSCI EM Index (Net) (USD),3 lost 17.63%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -10.35%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 lost 16.49%, the Bloomberg Municipal Bond Index,6 lost 8.98%, and the ICE BofA U.S. High Yield Index,7 fell 14.04%.
Rising inflation, COVID, and the Russian invasion of Ukraine drove market performance.
The 2022 calendar year began with a focus on potential U.S. interest rate hikes and the Russia-Ukraine conflict. In response to rising inflation, the U.S. Federal Reserve (Fed) hinted that a March rate hike was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Meanwhile, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring VT Small Cap Growth Fund

Letter to shareholders (unaudited)
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodity markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and indications of growth.
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak, creating a global ripple effect that compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Fed monetary tightening moves.
Market volatility continued in May, although markets recovered ground late in the month. Value stocks continued to outperform growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that exacerbated high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with broad expectations of multiple rate hikes to come. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. The U.S. recorded a 3.6% unemployment rate, although labor market participation remained low. U.S. retail sales increased for the fourth consecutive month in April, indicating continued consumer resilience.
A historically bad year in financial markets continued in June with stocks posting further losses enroute to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the same factors that have been at play: rising global inflation and fears of recession as central banks increase rates to try to curb inflation, which climbed above 9% in June in the U.S. The Fed raised its short-term rate by another 0.75% in June, ending the month at a 1.50%–1.75% range. Meanwhile, U.S. economic data remained relatively robust as the U.S. unemployment rate held steady at 3.6% and the housing market was only marginally affected, so far, by sharply higher mortgage rates.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodity markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”
“ A historically bad year in financial markets continued in June with stocks posting further losses enroute to their worst first half of a year in 50 years.”

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Allspring VT Small Cap Growth Fund  |  3

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and has had severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Updates” for further information.

4  |  Allspring VT Small Cap Growth Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Robert Gruendyke, CFA®‡, David Nazaret, CFA®‡, Thomas C. Ognar, CFA®‡

Average annual total returns (%) as of June 30, 2022
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Class 1	7-16-2010	-36.82	8.74	10.56	0.92	0.92
Class 2	5-1-1995	-37.01	8.45	10.29	1.17	1.17
Russell 2000® Growth Index[3]	–	-33.43	4.80	9.30	–	–
Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-260-5969. Performance figures of the Fund do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If these fees and expenses had been reflected, performance would have been lower.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through April 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.95% for Class 1 shares and 1.20% for Class 2 shares. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.
Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring VT Small Cap Growth Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of June 30, 2022[1]
Kinsale Capital Group Incorporated	4.03
SPS Commerce Incorporated	3.61
ASGN Incorporated	3.16
Shockwave Medical Incorporated	3.02
Rapid7 Incorporated	2.89
Casella Waste Systems Incorporated Class A	2.66
Zurn Water Solutions Corporation	2.65
Novanta Incorporated	2.65
The Chef's Warehouse Incorporated	2.27
Papa John's International Incorporated	2.25
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of June 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring VT Small Cap Growth Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.
	Beginning account value 1-1-2022	Ending account value 6-30-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class 1
Actual	$1,000.00	$ 639.57	$3.82	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71	0.94%
Class 2
Actual	$1,000.00	$ 638.89	$4.84	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.89	$5.96	1.19%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

8  |  Allspring VT Small Cap Growth Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Common stocks: 98.65%
Communication services: 1.28%
Interactive media & services: 0.73%
Eventbrite Incorporated Class A †	201,700	$ 2,071,459
Media: 0.55%
TechTarget Incorporated †	23,700	1,557,564
Consumer discretionary: 11.79%
Auto components: 1.52%
Fox Factory Holding Corporation †	53,610	4,317,749
Hotels, restaurants & leisure: 4.73%
Hilton Grand Vacations Incorporated †	134,200	4,794,966
Papa John's International Incorporated	76,520	6,390,950
Wingstop Incorporated	29,769	2,225,828
		13,411,744
Leisure products: 1.04%
YETI Holdings Incorporated †	68,296	2,955,168
Multiline retail: 0.36%
Ollie's Bargain Outlet Holdings Incorporated †	17,100	1,004,625
Specialty retail: 2.96%
Boot Barn Holdings Incorporated †	23,640	1,629,032
Leslie's Incorporated †«	156,892	2,381,621
Lithia Motors Incorporated Class A	15,920	4,374,975
		8,385,628
Textiles, apparel & luxury goods: 1.18%
Crocs Incorporated †	23,380	1,137,905
Deckers Outdoor Corporation †	8,680	2,216,438
		3,354,343
Consumer staples: 5.54%
Beverages: 1.50%
Celsius Holdings Incorporated †	28,000	1,827,280
Duckhorn Portfolio Incorporated †	115,800	2,438,748
		4,266,028
Food & staples retailing: 2.27%
The Chef's Warehouse Incorporated †	165,370	6,431,239
Food products: 1.77%
Freshpet Incorporated †	69,107	3,585,962
The Simply Good Foods Company †	37,700	1,423,929
		5,009,891
Financials: 6.06%
Capital markets: 2.03%
Stifel Financial Corporation	103,035	5,772,021
The accompanying notes are an integral part of these financial statements.

Allspring VT Small Cap Growth Fund  |  9

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Insurance: 4.03%
Kinsale Capital Group Incorporated	49,776	$ 11,430,561
Health care: 25.93%
Biotechnology: 7.96%
Arcutis Biotherapeutics Incorporated †	145,946	3,110,109
Biohaven Pharmaceutical Holding Company †	33,480	4,878,371
Cytokinetics Incorporated †	40,300	1,583,387
Fate Therapeutics Incorporated †	45,060	1,116,587
Halozyme Therapeutics Incorporated †	142,540	6,271,760
Vericel Corporation †	223,190	5,619,924
		22,580,138
Health care equipment & supplies: 11.36%
Axonics Incorporated †	95,200	5,394,984
Figs Incorporated Class A †	165,630	1,508,889
Inari Medical Incorporated †	6,700	455,533
iRhythm Technologies Incorporated †	41,000	4,429,230
Nyxoah SA †	30,853	293,104
Omnicell Incorporated †	9,600	1,092,000
Orthopediatrics Corporation †	83,801	3,616,013
Outset Medical Incorporated †	64,368	956,508
Pulmonx Corporation †	50,923	749,587
Shockwave Medical Incorporated †	44,846	8,573,210
SI-BONE Incorporated †	179,598	2,370,694
Silk Road Medical Incorporated †	32,310	1,175,761
Tandem Diabetes Care Incorporated †	27,180	1,608,784
		32,224,297
Health care providers & services: 1.47%
Castle Biosciences Incorporated †	109,518	2,403,920
Privia Health Group Incorporated †	60,894	1,773,233
		4,177,153
Health care technology: 2.02%
Inspire Medical Systems Incorporated †	31,340	5,724,878
Life sciences tools & services: 1.51%
Akoya Biosciences Incorporated †«	55,063	707,560
Alpha Teknova Incorporated †	21,562	181,121
Codexis Incorporated †	323,767	3,386,603
		4,275,284
Pharmaceuticals: 1.61%
Amylyx Pharmaceuticals Incorporated †«	97,081	1,869,780
Pacira Biosciences Incorporated †	46,400	2,705,120
		4,574,900
Industrials: 14.02%
Building products: 2.65%
Zurn Water Solutions Corporation	276,350	7,527,774
Commercial services & supplies: 2.66%
Casella Waste Systems Incorporated Class A †	103,690	7,536,189
The accompanying notes are an integral part of these financial statements.

10  |  Allspring VT Small Cap Growth Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Construction & engineering: 0.32%
Construction Partners Incorporated Class A †	42,800	$ 896,232
Electrical equipment: 1.94%
Regal Rexnord Corporation	48,574	5,514,120
Machinery: 1.09%
Evoqua Water Technologies Company †	95,500	3,104,705
Professional services: 3.16%
ASGN Incorporated †	99,441	8,974,550
Road & rail: 0.57%
Saia Incorporated †	8,592	1,615,296
Trading companies & distributors: 1.63%
Applied Industrial Technologies Incorporated	7,100	682,807
SiteOne Landscape Supply Incorporated †	33,070	3,931,031
		4,613,838
Information technology: 34.03%
Communications equipment: 1.33%
Calix Incorporated †	110,400	3,769,056
Electronic equipment, instruments & components: 2.65%
Novanta Incorporated †	61,908	7,507,583
IT services: 6.53%
BigCommerce Holdings Incorporated Series 1 †	178,100	2,885,220
DigitalOcean Holdings Incorporated †«	42,300	1,749,528
Endava plc ADR †	42,434	3,745,649
EVO Payments Incorporated Class A †	130,201	3,062,328
Flywire Corporation †	60,400	1,064,852
Paymentus Holdings Incorporated A †«	102,721	1,373,380
Perficient Incorporated †	30,400	2,787,376
Shift4 Payments Incorporated Class A †	56,000	1,851,360
		18,519,693
Semiconductors & semiconductor equipment: 6.32%
Allegro MicroSystems Incorporated †	177,616	3,674,875
Diodes Incorporated †	74,090	4,783,991
Semtech Corporation †	93,650	5,147,941
Silicon Laboratories Incorporated †	20,170	2,828,237
Sitime Corporation †	9,200	1,499,876
		17,934,920
Software: 17.20%
CyberArk Software Limited †	41,200	5,271,952
Domo Incorporated Class B †	70,100	1,948,780
Jamf Holding Corporation †	142,558	3,531,162
Olo Incorporated Class A †	147,976	1,460,523
Paycor HCM Incorporated †«	163,661	4,255,186
Q2 Holdings Incorporated †	68,196	2,630,320
Rapid7 Incorporated †	122,918	8,210,922
RingCentral Incorporated Class A †	23,400	1,222,884
Sprout Social Incorporated Class A †	72,339	4,200,726
SPS Commerce Incorporated †	90,574	10,239,391
The accompanying notes are an integral part of these financial statements.

Allspring VT Small Cap Growth Fund  |  11

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Software (continued)
Verint Systems Incorporated †	36,400	$ 1,541,540
Workiva Incorporated †	64,700	4,269,553
		48,782,939
Total Common stocks (Cost $274,569,375)		279,821,565

		Yield
Short-term investments: 5.16%
Investment companies: 5.16%
Allspring Government Money Market Fund Select Class ♠∞		1.26%	4,687,167	4,687,167
Securities Lending Cash Investments LLC ♠∩∞		1.56	9,937,500	9,937,500
Total Short-term investments (Cost $14,624,667)				14,624,667
Total investments in securities (Cost $289,194,042)	103.81%			294,446,232
Other assets and liabilities, net	(3.81)			(10,802,325)
Total net assets	100.00%			$283,643,907

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$ 6,232,112	$50,491,919	$(52,036,864)	$0	$0	$ 4,687,167	4,687,167	$ 10,052
Securities Lending Cash Investments LLC	11,274,475	50,601,756	(51,938,731)	0	0	9,937,500	9,937,500	22,850 #
				$0	$0	$14,624,667		$32,902

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring VT Small Cap Growth Fund

Statement of assets and liabilities—June 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $9,677,056 of securities loaned), at value (cost $274,569,375)	$ 279,821,565
Investments in affiliated securities, at value (cost $14,624,667)	14,624,667
Receivable for investments sold	533,354
Receivable for Fund shares sold	194,619
Receivable for dividends	19,967
Receivable for securities lending income, net	17,786
Prepaid expenses and other assets	3,719
Total assets	295,215,677
Liabilities
Payable upon receipt of securities loaned	9,937,500
Payable for investments purchased	878,457
Payable for Fund shares redeemed	429,356
Management fee payable	189,678
Distribution fee payable	54,382
Administration fees payable	18,968
Trustees’ fees and expenses payable	1,043
Accrued expenses and other liabilities	62,386
Total liabilities	11,571,770
Total net assets	$283,643,907
Net assets consist of
Paid-in capital	$ 232,782,436
Total distributable earnings	50,861,471
Total net assets	$283,643,907
Computation of net asset value per share
Net assets – Class 1	$ 22,082,578
Shares outstanding – Class 1[1]	2,340,251
Net asset value per share – Class 1	$9.44
Net assets – Class 2	$ 261,561,329
Shares outstanding – Class 2[1]	29,175,151
Net asset value per share – Class 2	$8.97
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

Allspring VT Small Cap Growth Fund  |  13

Statement of operations—six months ended June 30, 2022 (unaudited)

Investment income
Dividends	$ 340,895
Securities lending income (including from affiliate), net	73,437
Income from affiliated securities	10,052
Total investment income	424,384
Expenses
Management fee	1,353,057
Administration fees
Class 1	10,561
Class 2	124,745
Distribution fee
Class 2	383,730
Custody and accounting fees	19,529
Professional fees	28,888
Shareholder report expenses	42,050
Trustees’ fees and expenses	10,122
Other fees and expenses	4,788
Total expenses	1,977,470
Less: Fee waivers and/or expense reimbursements
Fund-level	(3,166)
Net expenses	1,974,304
Net investment loss	(1,549,920)
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(8,387,267)
Net change in unrealized gains (losses) on investments	(152,468,406)
Net realized and unrealized gains (losses) on investments	(160,855,673)
Net decrease in net assets resulting from operations	$(162,405,593)
The accompanying notes are an integral part of these financial statements.

14  |  Allspring VT Small Cap Growth Fund

Statement of changes in net assets

	Six months ended June 30, 2022 (unaudited)		Year ended December 31, 2021
Operations
Net investment loss		$ (1,549,920)		$ (4,602,420)
Net realized gains (losses) on investments		(8,387,267)		55,782,072
Net change in unrealized gains (losses) on investments		(152,468,406)		(18,991,009)
Net increase (decrease) in net assets resulting from operations		(162,405,593)		32,188,643
Distributions to shareholders from
Net investment income and net realized gains
Class 1		0		(3,835,125)
Class 2		0		(46,253,009)
Total distributions to shareholders		0		(50,088,134)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	178,600	2,084,011	403,806	6,327,801
Class 2	1,904,949	22,009,186	3,593,609	54,641,517
		24,093,197		60,969,318
Reinvestment of distributions
Class 1	0	0	270,842	3,835,125
Class 2	0	0	3,428,689	46,253,009
		0		50,088,134
Payment for shares redeemed
Class 1	(223,750)	(2,597,747)	(577,421)	(9,014,167)
Class 2	(2,259,293)	(25,332,650)	(4,137,781)	(61,701,252)
		(27,930,397)		(70,715,419)
Net increase (decrease) in net assets resulting from capital share transactions		(3,837,200)		40,342,033
Total increase (decrease) in net assets		(166,242,793)		22,442,542
Net assets
Beginning of period		449,886,700		427,444,158
End of period		$ 283,643,907		$449,886,700
The accompanying notes are an integral part of these financial statements.

Allspring VT Small Cap Growth Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended December 31
Class 1	Six months ended June 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$14.76	$15.35	$10.29	$9.66	$10.43	$8.51
Net investment loss	(0.03)	(0.12) [1]	(0.09)	(0.07) [1]	(0.05)	(0.04)
Net realized and unrealized gains (losses) on investments	(5.29)	1.26	5.80	2.51	0.40	2.24
Total from investment operations	(5.32)	1.14	5.71	2.44	0.35	2.20
Distributions to shareholders from
Net realized gains	0.00	(1.73)	(0.65)	(1.81)	(1.12)	(0.28)
Net asset value, end of period	$9.44	$14.76	$15.35	$10.29	$9.66	$10.43
Total return[2]	(36.04)%	7.93%	58.09%	25.31%	1.48%	26.14%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.92%	0.93%	0.93%	0.92%	0.94%
Net expenses	0.94%	0.92%	0.93%	0.93%	0.92%	0.94%
Net investment loss	(0.69)%	(0.78)%	(0.76)%	(0.69)%	(0.59)%	(0.65)%
Supplemental data
Portfolio turnover rate	21%	46%	51%	62%	68%	72%
Net assets, end of period (000s omitted)	$22,083	$35,204	$35,128	$22,925	$19,801	$22,591

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring VT Small Cap Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended December 31
Class 2	Six months ended June 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$14.04	$14.72	$9.91	$9.38	$10.18	$8.33
Net investment loss	(0.05)	(0.14)	(0.11)	(0.09)	(0.09)	(0.09)
Net realized and unrealized gains (losses) on investments	(5.02)	1.19	5.57	2.43	0.41	2.22
Total from investment operations	(5.07)	1.05	5.46	2.34	0.32	2.13
Distributions to shareholders from
Net realized gains	0.00	(1.73)	(0.65)	(1.81)	(1.12)	(0.28)
Net asset value, end of period	$8.97	$14.04	$14.72	$9.91	$9.38	$10.18
Total return[1]	(36.11)%	7.64%	57.78%	24.83%	1.20%	25.86%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.17%	1.18%	1.18%	1.17%	1.19%
Net expenses	1.19%	1.17%	1.18%	1.18%	1.17%	1.19%
Net investment loss	(0.94)%	(1.03)%	(1.00)%	(0.95)%	(0.84)%	(0.90)%
Supplemental data
Portfolio turnover rate	21%	46%	51%	62%	68%	72%
Net assets, end of period (000s omitted)	$261,561	$414,683	$392,316	$269,657	$243,038	$238,460

[1]	Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.
The accompanying notes are an integral part of these financial statements.

Allspring VT Small Cap Growth Fund  |  17

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Variable Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Small Cap Growth Fund (the "Fund") which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in securities lending income (including from affiliate) (net of fees and rebates) on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or

18  |  Allspring VT Small Cap Growth Fund

Notes to financial statements (unaudited)
costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2022, the aggregate cost of all investments for federal income tax purposes was $288,869,130 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 57,584,780
Gross unrealized losses	(52,007,678)
Net unrealized gains	$ 5,577,102
Class allocations
The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring VT Small Cap Growth Fund  |  19

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 3,629,023	$0	$0	$ 3,629,023
Consumer discretionary	33,429,257	0	0	33,429,257
Consumer staples	15,707,158	0	0	15,707,158
Financials	17,202,582	0	0	17,202,582
Health care	73,556,650	0	0	73,556,650
Industrials	39,782,704	0	0	39,782,704
Information technology	96,514,191	0	0	96,514,191
Short-term investments
Investment companies	14,624,667	0	0	14,624,667
Total assets	$294,446,232	$0	$0	$294,446,232
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $1 billion	0.675
Next $2 billion	0.650
Next $5 billion	0.640
Over $10 billion	0.630
For the six months ended June 30, 2022, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

20  |  Allspring VT Small Cap Growth Fund

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account services and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through April 30, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of June 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class 1	0.95%
Class 2	1.20
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2022 were $74,899,139 and $78,032,942, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of June 30, 2022, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Allspring VT Small Cap Growth Fund  |  21

Notes to financial statements (unaudited)
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Bank of America Securities Incorporated	$ 832,858	$ (832,858)	$0
Citigroup Global Markets Incorporated	558,134	(558,134)	0
JPMorgan Securities LLC	4,107,022	(4,107,022)	0
Morgan Stanley & Co. LLC	4,139,046	(4,139,046)	0
UBS Securities LLC	39,996	(39,996)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust, Allspring Master Trust and Allspring Funds Trust (excluding the money market funds) are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% (0.25% prior to June 7, 2022) of the unused balance is allocated to each participating fund.
For the six months ended June 30, 2022, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the health care and information technology sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

22  |  Allspring VT Small Cap Growth Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-260-5969, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring VT Small Cap Growth Fund  |  23

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 136 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

24  |  Allspring VT Small Cap Growth Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring VT Small Cap Growth Fund  |  25

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

26  |  Allspring VT Small Cap Growth Fund

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Variable Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Fund, which is reasonably designed to assess and manage the Fund's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund's investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Funds were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Allspring VT Small Cap Growth Fund  |  27

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-260-5969 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0722-00686 08-22
SVT7/SAR144 06-22

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Allspring Variable Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Variable Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Variable Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: August 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Variable Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: August 25, 2022

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: August 25, 2022